UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-22519
                                                      -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code:   (630) 765-8000
                                                            ----------------

                      Date of fiscal year end:   December 31
                                                -------------

                    Date of reporting period:  December 31, 2011
                                               -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II


Annual Report                                                  December 31, 2011

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First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund

First Trust Europe AlphaDEX(R) Fund

First Trust Latin America AlphaDEX(R) Fund

First Trust Brazil AlphaDEX(R) Fund

First Trust China AlphaDEX(R) Fund

First Trust Japan AlphaDEX(R) Fund

First Trust South Korea AlphaDEX(R) Fund

First Trust Developed Markets Ex-US AlphaDEX(R) Fund

First Trust Emerging Markets AlphaDEX(R) Fund






                              AlphaDEX(R)
                                   Family of ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                                 ANNUAL REPORT
                               DECEMBER 31, 2011

Shareholder Letter.........................................................   2
Market Overview............................................................   3
Fund Performance Overview
      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund...................   4
      First Trust Europe AlphaDEX(R) Fund..................................   6
      First Trust Latin America AlphaDEX(R) Fund...........................   8
      First Trust Brazil AlphaDEX(R) Fund..................................  10
      First Trust China AlphaDEX(R) Fund...................................  12
      First Trust Japan AlphaDEX(R) Fund...................................  14
      First Trust South Korea AlphaDEX(R) Fund.............................  16
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund.................  18
      First Trust Emerging Markets AlphaDEX(R) Fund........................  20
Notes to Fund Performance Overview.........................................  22
Understanding Your Fund Expenses...........................................  23
Portfolio of Investments
      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund...................  25
      First Trust Europe AlphaDEX(R) Fund..................................  27
      First Trust Latin America AlphaDEX(R) Fund...........................  31
      First Trust Brazil AlphaDEX(R) Fund..................................  33
      First Trust China AlphaDEX(R) Fund...................................  35
      First Trust Japan AlphaDEX(R) Fund...................................  37
      First Trust South Korea AlphaDEX(R) Fund.............................  40
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund.................  42
      First Trust Emerging Markets AlphaDEX(R) Fund........................  47
Statements of Assets and Liabilities.......................................  50
Statements of Operations...................................................  52
Statements of Changes in Net Assets........................................  54
Financial Highlights.......................................................  56
Notes to Financial Statements..............................................  61
Report of Independent Registered Public Accounting Firm....................  69
Additional Information.....................................................  70
Board of Trustees and Officers ............................................  72
Risk Considerations........................................................  74
Privacy Policy.............................................................  78

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any series of the Trust described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2011


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund II.

First Trust Advisors L.P. ("First Trust"), now in our 21st year, has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Like many successful investors, we understand that success in the markets doesn't just happen--it requires a long-term investment perspective through all kinds of markets. Although the markets have been somewhat choppy over the past six months, the equity market is well above the lows it sank to during the recent recession.

The report you hold contains detailed information about the Funds that comprise the First Trust Exchange-Traded AlphaDEX(R) Fund II since their inception in April 2011. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of market ups and downs. We offer a variety of products that could fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the other investments First Trust offers that might also fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of First Trust Exchange-Traded AlphaDEX(R) Fund II and Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                                 ANNUAL REPORT
                               DECEMBER 31, 2011

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

[PHOTO OMITTED]               Mr. Carey is responsible for the overall
                              management of research and analysis of the First
                              Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
                              Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal,
                              The Wall Street Reporter, Bloomberg News Service, and Registered Rep.


STATE OF THE GLOBAL ECONOMY

Since the U.S. is still the dominant economic power and consumption engine on the globe, let's begin the overview there. The U.S. economy expanded in each of the past ten calendar quarters. While economic activity was sluggish in the first half of 2011, it did accelerate above the 2.0% level by year-end. GDP ranged from an annualized 0.4% in the first quarter of 2011 to an annualized 2.8% in the fourth quarter. That is still significant when you consider that the size of the U.S. economy (nominal dollars) has grown from $5.99 trillion in 1991 to $15.09 trillion in 2011. Over that same 20-year period, GDP averaged 2.6%, according to data from the Bureau of Economic Analysis. The Blue Chip Economic Indicators survey in December revealed a consensus GDP estimate of 2.2% for 2012. So while activity isn't robust, the U.S. does appear to be on solid footing heading into 2012.

A survey of 214 institutional investors just released by Bank of America Merrill Lynch revealed that more investors are willing to assume risk and fewer are predicting a global slowdown. Only a net 3% of institutional investors believe the global economy will weaken in the next 12 months, down from 27% in December. That is the biggest one-month improvement in sentiment since May 2009.

On the global front, there is an important distinction to be made between the growth targets for emerging nations versus developed nations. The most recent data from the International Monetary Fund (IMF) calls for a 3.3% global growth rate in 2012, according to its own release. That growth rate was lowered from 4.0% in September 2011, primarily due to the uncertainty surrounding the sovereign debt crisis in the European Union. The IMF expects the developing Asia region to grow the fastest in 2012 (at 7.3%). The average growth rate for all the emerging and developing economies is expected to be 5.4% in 2012, well above the predicted 1.2% average for 2012 for developed economies.

The strong economic progress shown by many emerging nations is reflected in their improved credit ratings. In 1994, only 2% of the bonds in the JPMorgan Emerging Markets Global Diversified Index were rated investment-grade (BBB and up). Today, that figure is 56%. Many emerging countries have put their fiscal houses in order over the past decade. In the second half of 2011, credit rating firms downgraded the sovereign debt of the U.S., Japan and Spain. JPMorgan reported that emerging markets had garnered 35 upgrades through the first 11 months of 2011, compared to 32 downgrades with no upgrades for developed nations for the same period, according to Thomson Reuters. JPMorgan is forecasting 22 upgrades for the developing world in 2012. The last time a developed nation received a sovereign debt upgrade was Sweden's in 2004. The disparity in risk between the debt issued by developed and developing nations is rapidly shrinking.

PERFORMANCE OF FOREIGN STOCKS AND BONDS

The Barclays Capital Global Emerging Markets Index of debt securities rose 5.77%
(USD) in 2011, while the MSCI Emerging Markets Index of stocks declined 18.42%
(USD). The Barclays Capital Global Aggregate Index of higher-quality debt rose 5.64% (USD), while the MSCI World Index (excluding the U.S.) of stocks from developed countries declined 13.71% (USD). The U.S. Dollar Index (DXY) rose 1.06% against a basket of major currencies in 2011.

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FUND PERFORMANCE OVERVIEW
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FPA - FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Asia Pacific Ex-Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FPA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Asia Pacific Ex-Japan BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                            Inception (04/18/11)
                                                                 to 12/31/11

 FUND PERFORMANCE
 NAV                                                               -21.78%
 Market Price                                                      -21.28%

 INDEX PERFORMANCE
 Defined Asia Pacific Ex-Japan Index                               -21.24%
 S&P Asia Pacific Ex-Japan BMI Index                               -17.84%
 MSCI Pacific Ex-Japan Index                                       -16.86%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -21.78% during the period covered by this report. During the same period, the benchmark MSCI Pacific ex-Japan Index generated a return of -16.86%. The Telecommunication Services (+8.88% local) and Consumer Staples (+8.79% local) sectors were two of the top-performing sectors, while the Information Technology (-31.13% local) and Materials (-28.06% local) sectors were two of the worst-performing sectors. Telecom Corp. of New Zealand Ltd. (+39.75% local) and New Hope Corp. Ltd. (+37.25% local) were two of the top-performing stocks during the period covered by this report. Hanjin Shipping Co. Ltd. (-60.29% local) and OCI Co. Ltd. (-58.98% local) were two of the worst-performing stocks during the period covered by this report.

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FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FPA - FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (CONTINUED)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Financials                                   35.0%
 Industrials                                  17.7
 Consumer Discretionary                       11.4
 Consumer Staples                              9.9
 Materials                                     7.0
 Information Technology                        5.2
 Telecommunication Services                    5.0
 Utilities                                     4.9
 Health Care                                   2.5
 Energy                                        1.4
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Swire Pacific Ltd.                            2.0%
 LG Uplus Corp.                                1.9
 Golden Agri-Resources Ltd.                    1.9
 Orient Overseas International Ltd.            1.8
 Hyundai Glovis Co., Ltd.                      1.8
 Dongbu Insurance Co., Ltd.                    1.7
 Telecom Corp. of New Zealand Ltd.             1.7
 Hysan Development Co., Ltd.                   1.7
 Sun Hung Kai Properties Ltd.                  1.6
 CJ CheilJedang Corp.                          1.6
                                              -----
    Total                                     17.7%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               APRIL 18, 2011 - DECEMBER 31, 2011

                 First Trust Asia Pacific      Defined Asia Pacific          S&P Asia Pacific              MSCI Pacific
                 Ex-Japan AlphaDEX(R) Fund        Ex-Japan Index            Ex-Japan BMI Index            Ex-Japan Index
4/18/11                 $10,000                     $10,000                     $10,000                     $10,000
6/30/11                  10,170                      10,144                       9,829                       9,772
12/31/11                  7,822                       7,876                       8,216                       8,314

------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------

FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     69                        43                        9                         1

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     43                         7                        5                         1

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FUND PERFORMANCE OVERVIEW (CONTINUED)
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FEP - FIRST TRUST EUROPE ALPHADEX(R) FUND

The First Trust Europe AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Europe Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Europe BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF DECEMBER 31, 2011
--------------------------------------------------------------------------------
                                                     CUMULATIVE
                                                    TOTAL RETURNS
                                                Inception (04/18/11)
                                                     to 12/31/11
 FUND PERFORMANCE
 NAV                                                   -24.53%
 Market Price                                          -23.53%

 INDEX PERFORMANCE
 Defined Europe Index                                  -23.46%
 S&P Europe BMI Index                                  -16.80%
 MSCI Europe Index                                     -15.82%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -24.53% during the period covered by this report. During the same period, the benchmark MSCI Europe Index generated a return of -15.82%. The Health Care (+6.56% local) and Telecommunication Services (-8.34% local) sectors were two of the top-performing sectors, while the Materials (-26.57% local) and Industrials (-24.28% local) sectors were two of the worst-performing sectors. Drax Group PLC (+33.00% local) and Shire PLC (+21.12% local) were two of the top-performing stocks during the period covered by this report. Finmeccanica S.p.A. (-65.97% local) and Air France-KLM (-64.76% local) were two of the worst-performing stocks during the period covered by this report.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FEP - FIRST TRUST EUROPE ALPHADEX(R) FUND (CONTINUED)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Industrials                                  17.4%
 Financials                                   15.8
 Consumer Discretionary                       15.5
 Materials                                    14.8
 Consumer Staples                             10.9
 Energy                                        9.3
 Utilities                                     6.4
 Health Care                                   4.6
 Information Technology                        3.8
 Telecommunication Services                    1.5
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Boliden AB                                    1.2%
 Arkema S.A.                                   1.0
 Neste Oil Oyj                                 1.0
 Lundin Petroleum AB                           1.0
 Drax Group PLC                                0.9
 Industrivarden AB                             0.9
 Imperial Tobacco Group PLC                    0.9
 Paddy Power PLC                               0.9
 European Aeronautic Defence and
      Space Co. N.V.                           0.9
 Charter International PLC                     0.9
                                               ----
    Total                                      9.6%
                                               ====

------------------------------------------------------------------------------------------------------------------------------------
                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               APRIL 18, 2011 - DECEMBER 31, 2011

                  First Trust Europe
                    AlphaDEX(R) Fund             Defined Europe Index        S&P Europe BMI Index          MSCI Europe Index
4/18/11                  $10,000                     $10,000                     $10,000                     $10,000
6/30/11                   10,265                      10,357                      10,349                      10,321
12/31/11                   7,547                       7,654                       8,320                       8,418
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     69                        60                       21                         3

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     19                         6                        0                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FLN - FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

The First Trust Latin America AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Latin America Index ("Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FLN." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Latin America BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF DECEMBER 31, 2011
--------------------------------------------------------------------------------
                                                           CUMULATIVE
                                                          TOTAL RETURNS
                                                      Inception (04/18/11)
                                                           to 12/31/11

 FUND PERFORMANCE
 NAV                                                         -16.41%
 Market Price                                                -15.91%

 INDEX PERFORMANCE
 Defined Latin America Index                                 -14.87%
 S&P Latin America BMI Index                                 -18.15%
 MSCI EM Latin America Index                                 -17.64%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -16.41% during the period covered by this report. During the same period, the benchmark MSCI EM Latin America Index generated a return of -17.64%. The Consumer Staples (+21.16% local) and Telecommunication Services (+10.23% local) sectors were two of the top-performing sectors, while the Financials (-20.58% local) and Materials (-19.81% local) sectors were two of the worst-performing sectors. Industrias Penoles S.A.B. de C.V. (+42.27% local) and Fomento Economico Mexicano S.A.B. de C.V. (+35.98% local) were two of the top-performing stocks during the period covered by this report. Suzano Papel e Celulose S/A (-52.19% local) and Fibria Celulose S.A. (-41.62% local) were two of the worst-performing stocks during the period covered by this report.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FLN - FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (CONTINUED)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Materials                                    24.1%
 Utilities                                    17.4
 Consumer Staples                             15.6
 Industrials                                  11.0
 Telecommunication Services                   10.7
 Energy                                        8.1
 Consumer Discretionary                        7.2
 Health Care                                   3.5
 Financials                                    1.7
 Information Technology                        0.7
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Eletropaulo Metropolitana Eletricidade
      de Sao Paulo S.A.                        3.9%
 Klabin S.A.                                   3.8
 Industrias Penoles SAB de C.V.                3.7
 BRF - Brasil Foods S.A.                       3.5
 Cosan S.A. Industria e Comercio               3.5
 Petroleo Brasileiro S.A.                      3.5
 Cia de Saneamento de Minas
      Gerais-Copasa MG                         3.4
 Ultrapar Participacoes S.A.                   3.3
 Grupo Elektra S.A. de C.V.                    3.2
 Brasil Telecom S.A.                           3.0
                                              -----
    Total                                     34.8%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               APRIL 18, 2011 - DECEMBER 31, 2011

                First Trust Latin America         Defined Latin             S&P Latin America             MSCI EM Latin
                      AlphaDEX(R) Fund            America Index                 BMI Index                 America Index
4/18/11                  $10,000                     $10,000                     $10,000                     $10,000
6/30/11                   10,114                      10,159                      10,049                      10,039
12/31/11                   8,359                       8,513                       8,185                       8,236
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     31                        80                       42                         3

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     17                         5                        0                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FBZ - FIRST TRUST BRAZIL ALPHADEX(R) FUND

The First Trust Brazil AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Brazil Index ("Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FBZ." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Brazil BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF DECEMBER 31, 2011
--------------------------------------------------------------------------------
                                                             CUMULATIVE
                                                            TOTAL RETURNS
                                                        Inception (04/18/11)
                                                             to 12/31/11

 FUND PERFORMANCE
 NAV                                                          -21.43%
 Market Price                                                 -21.06%

 INDEX PERFORMANCE
 Defined Brazil Index                                         -20.54%
 S&P Brazil BMI Index                                         -20.71%
 MSCI Brazil Index                                            -21.13%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -21.43% during the period covered by this report. During the same period, the benchmark MSCI Brazil Index generated a return of -21.13%. The Information Technology (+17.50% local) and Utilities (+9.12% local) sectors were two of the top-performing sectors, while the Materials (-25.84% local) and Consumer Discretionary (-16.03% local) sectors were two of the worst-performing sectors. Cielo S/A (+42.92% local) and Klabin S/A (+33.28% local) were two of the top-performing stocks during the period covered by this report. Suzano Papel e Celulose S/A (-52.19% local) and Marfrig Alimentos S/A (-48.03% local) were two of the worst-performing stocks during the period covered by this report.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FBZ - FIRST TRUST BRAZIL ALPHADEX(R) FUND (CONTINUED)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Utilities                                    25.6%
 Materials                                    18.8
 Industrials                                  13.5
 Consumer Discretionary                        9.8
 Consumer Staples                              8.1
 Energy                                        6.9
 Telecommunication Services                    6.8
 Financials                                    4.4
 Health Care                                   4.3
 Information Technology                        1.8
                                             -------
    Total                                    100.00%
                                             =======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Cia de Saneamento Basico do
      Estado de Sao Paulo                      4.2%
 Klabin S.A.                                   4.1
 Eletropaulo Metropolitana Eletricidade
      de Sao Paulo S.A.                        4.0
 Cia de Saneamento de Minas Gerais-
      Copasa MG                                4.0
 Light S.A.                                    3.7
 MPX Energia S.A.                              3.6
 Cia Brasileira de Distribuicao                3.5
 Ultrapar Participacoes S.A.                   3.5
 Obrascon Huarte Lain Brasil S.A.              3.4
 Petroleo Brasileiro S.A.                      3.4
                                              -----
    Total                                     37.4%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               APRIL 18, 2011 - DECEMBER 31, 2011

                   First Trust Brazil           Defined Brazil Index        S&P Brazil BMI Index          MSCI Brazil Index
                    AlphaDEX(R) Fund
4/18/11                   $10,000                     $10,000                     $10,000                     $10,000
6/30/11                     9,884                       9,933                       9,949                       9,926
12/31/11                    7,857                       7,946                       7,929                       7,887
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     16                        27                       52                        64

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     14                         4                        1                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FCA - FIRST TRUST CHINA ALPHADEX(R) FUND

The First Trust China AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined China Index ("Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FCA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P China BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF DECEMBER 31, 2011
--------------------------------------------------------------------------------
                                                            CUMULATIVE
                                                           TOTAL RETURNS
                                                       Inception (04/18/11)
                                                            to 12/31/11

 FUND PERFORMANCE
 NAV                                                         -33.08%
 Market Price                                                -33.30%

 INDEX PERFORMANCE
 Defined China Index                                         -33.29%
 S&P China BMI Index                                         -24.98%
 MSCI China Index                                            -22.54%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -33.08% during the period covered by this report. During the same period, the benchmark MSCI China Index generated a return of -22.54%. The Telecommunication Services (+9.52% local) and Utilities (+6.82% local) sectors were two of the top-performing sectors, while the Materials (-45.83% local) and Information Technology (-38.71% local) sectors were two of the worst-performing sectors. Guangdong Investment Ltd. (+21.24% local) and China Mobile Ltd. (+9.29% local) were two of the top-performing stocks during the period covered by this report. Lonking Holdings Ltd. (-52.10% local) and Sateri Holdings Ltd. (-49.48% local) were two of the worst-performing stocks during the period covered by this report.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FCA - FIRST TRUST CHINA ALPHADEX(R) FUND (CONTINUED)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Financials                                   19.8%
 Consumer Discretionary                       17.9
 Industrials                                  16.4
 Materials                                    16.3
 Information Technology                        9.5
 Energy                                        6.2
 Consumer Staples                              5.1
 Telecommunication Services                    4.9
 Utilities                                     3.9
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 China Petroleum & Chemical Corp.              3.9%
 Brilliance China Automotive Holdings Ltd.     3.5
 Sinopec Shanghai Petrochemical Co., Ltd.      3.4
 Haier Electronics Group Co., Ltd.             3.3
 PICC Property & Casualty Co., Ltd.            3.1
 China Shipping Container Lines Co., Ltd.      3.1
 China Mobile Ltd.                             3.0
 Evergrande Real Estate Group Ltd.             3.0
 Zhongsheng Group Holdings Ltd.                2.8
 Dongyue Group                                 2.8
                                              -----
    Total                                     31.9%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             APRIL 18, 2011 - DECEMBER 31, 2011

             First Trust China AlphaDEX(R) Fund      Defined China Index      S&P China BMI Index          MSCI China Index
4/18/11                   $10,000                         $10,000                 $10,000                     $10,000
6/30/11                     9,334                           9,279                   9,446                       9,583
12/31/11                    6,692                           6,671                   7,502                       7,746
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     32                        35                       36                        16

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     31                        20                        7                         1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FJP - FIRST TRUST JAPAN ALPHADEX(R) FUND

The First Trust Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Japan Index ("Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FJP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Japan BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                            Inception (04/18/11)
                                                                 to 12/31/11

 FUND PERFORMANCE
 NAV                                                               -4.66%
 Market Price                                                      -4.46%

 INDEX PERFORMANCE
 Defined Japan Index                                               -5.48%
 S&P Japan BMI Index                                               -6.05%
 MSCI Japan Index                                                  -7.22%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -4.66% during the period covered by this report. During the same period, the benchmark MSCI Japan Index generated a return of -7.22%. The Health Care (+6.41% local) and Telecommunication Services (+3.49% local) sectors were two of the top-performing sectors, while the Materials (-17.95% local) and Industrials (-17.56% local) sectors were two of the worst-performing sectors. Sanrio Co., Ltd. (+51.47% local) and Gree, Inc. (+38.99% local) were two of the top-performing stocks during the period covered by this report. Kawasaki Kisen Kaisha Ltd. (-49.20% local) and Tosoh Corp. (-38.32% local) were two of the worst-performing stocks during the period covered by this report.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FJP - FIRST TRUST JAPAN ALPHADEX(R) FUND (CONTINUED)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Consumer Discretionary                       26.1%
 Industrials                                  19.0
 Materials                                    16.1
 Information Technology                       10.3
 Utilities                                     8.1
 Energy                                        7.5
 Telecommunication Services                    4.9
 Financials                                    4.3
 Consumer Staples                              2.1
 Health Care                                   1.6
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Nippon Telegraph & Telephone Corp.            2.0%
 Hino Motors Ltd.                              1.9
 Idemitsu Kosan Co., Ltd.                      1.9
 Cosmo Oil Co., Ltd.                           1.9
 Sumitomo Rubber Industries Ltd.               1.8
 Isuzu Motors Ltd.                             1.8
 Daido Steel Co., Ltd.                         1.8
 Daito Trust Construction Co., Ltd.            1.8
 Daicel Chemical Industries Ltd.               1.8
 Start Today Co., Ltd.                         1.7
                                              -----
    Total                                     18.4%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               APRIL 18, 2011 - DECEMBER 31, 2011

             First Trust Japan AlphaDEX(R) Fund     Defined Japan Index         S&P Japan BMI Index          MSCI Japan Index
4/18/11                    $10,000                       $10,000                     $10,000                     $10,000
6/30/11                     10,724                        10,567                      10,350                      10,315
12/31/11                     9,534                         9,452                       9,395                       9,278
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     79                        52                        5                         3

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     33                         5                        1                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

The First Trust South Korea AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined South Korea Index ("Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FKO." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P South Korea BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF DECEMBER 31, 2011
--------------------------------------------------------------------------------
                                                              CUMULATIVE
                                                             TOTAL RETURNS
                                                         Inception (04/18/11)
                                                              to 12/31/11

 FUND PERFORMANCE
 NAV                                                           -22.71%
 Market Price                                                  -22.84%

 INDEX PERFORMANCE
 Defined South Korea Index                                     -22.00%
 S&P South Korea BMI Index                                     -17.38%
 MSCI South Korea Index                                        -19.36%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -22.71% during the period covered by this report. During the same period, the benchmark MSCI South Korea Index generated a return of -19.36%. The Consumer Staples (+15.81% local) and Utilities (+8.26% local) sectors were two of the top-performing sectors, while the Energy (-41.05% local) and Materials (-36.06% local) sectors were two of the worst-performing sectors. KT&G Corp. (+56.00% local) and CJ CheilJedang Corp. (+25.51% local) were two of the top-performing stocks during the period covered by this report. STX Offshore & Shipbuilding Co. Ltd. (-56.25% local) and Hanwha Chemical Corp. (-52.44% local) were two of the worst-performing stocks during the period covered by this report.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FKO - FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (CONTINUED)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Consumer Discretionary                       20.3%
 Materials                                    16.7
 Information Technology                       15.1
 Industrials                                  14.7
 Consumer Staples                             11.0
 Telecommunication Services                   10.8
 Utilities                                     4.2
 Financials                                    4.2
 Energy                                        1.7
 Health Care                                   1.3
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Samsung Electronics Co., Ltd.                 5.2%
 LG Uplus Corp.                                5.2
 CJ CheilJedang Corp.                          5.0
 Mando Corp.                                   3.8
 LG Display Co., Ltd.                          3.4
 Kia Motors Corp.                              3.0
 KT&G Corp.                                    3.0
 Shinsegae Co., Ltd.                           2.9
 KT Corp., ADR                                 2.9
 SK C&C Co., Ltd.                              2.9
                                              -----
    Total                                     37.3%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               APRIL 18, 2011 - DECEMBER 31, 2011

                 First Trust South Korea          Defined South              S&P South Korea             MSCI South Korea
                     AlphaDEX(R) Fund              Korea Index                  BMI Index                     Index
4/18/11                  $10,000                     $10,000                     $10,000                     $10,000
6/30/11                   10,266                      10,241                       9,969                       9,922
12/31/11                   7,729                       7,800                       8,262                       8,064
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     13                         5                        0                         1

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     31                        37                       56                        35

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDT - FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

The First Trust Developed Markets Ex-US AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Ex-US Index ("Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FDT." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Developed Markets Ex-US BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF DECEMBER 31, 2011
--------------------------------------------------------------------------------
                                                          CUMULATIVE
                                                         TOTAL RETURNS
                                                     Inception (04/18/11)
                                                          to 12/31/11

 FUND PERFORMANCE
 NAV                                                        -20.92%
 Market Price                                               -19.59%

 INDEX PERFORMANCE
 Defined Developed Markets Ex-US Index                      -20.30%
 S&P Developed Markets Ex-US BMI Index                      -15.24%
 MSCI World Ex-US Index                                     -14.55%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -20.92% during the period covered by this report. During the same period, the benchmark MSCI World Ex-US Index generated a return of -14.55%. The Health Care (+3.58% local) and Telecommunication Services (-0.63% local) sectors were two of the top-performing sectors, while the Information Technology (-31.20% local) and Industrials (-23.07% local) sectors were two of the worst-performing sectors. Trilogy Energy Corp. (+72.99% local) and Sanrio Co., Ltd. (+41.70% local) were two of the top-performing stocks during the period covered by this report. Yellow Media, Inc. (-95.51% local) and Public Power Corp. S.A. (-63.09% local) were two of the worst-performing stocks during the period covered by this report.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDT - FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (CONTINUED)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Financials                                   21.9%
 Industrials                                  15.8
 Consumer Discretionary                       14.7
 Materials                                    14.0
 Consumer Staples                              9.3
 Energy                                        8.1
 Information Technology                        6.2
 Utilities                                     5.1
 Telecommunication Services                    2.9
 Health Care                                   2.0
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Orient Overseas International Ltd.            0.8%
 Inmet Mining Corp.                            0.7
 Golden Agri-Resources Ltd.                    0.7
 LG Uplus Corp.                                0.7
 Enbridge, Inc.                                0.6
 Jardine Strategic Holdings Ltd.               0.6
 Link REIT                                     0.6
 Swire Pacific Ltd.                            0.6
 Industrivarden AB                             0.6
 Boliden AB                                    0.6
                                               ----
    Total                                      6.5%
                                               ====

------------------------------------------------------------------------------------------------------------------------------------
                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               APRIL 18, 2011 - DECEMBER 31, 2011

              First Trust Developed Markets       Defined Developed             S&P Developed                 MSCI World
                   Ex-US AlphaDEX(R) Fund        Markets Ex-US Index           Ex-US BMI Index               Ex-US Index
4/18/11                   $10,000                     $10,000                     $10,000                     $10,000
6/30/11                    10,218                      10,232                      10,194                      10,192
12/31/11                    7,908                       7,970                       8,476                       8,545

------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     48                        26                        9                         1

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     52                        39                        3                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FEM - FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

The First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEM." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Emerging Markets BMI universe which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF DECEMBER 31, 2011
--------------------------------------------------------------------------------
                                                           CUMULATIVE
                                                          TOTAL RETURNS
                                                      Inception (04/18/11)
                                                           to 12/31/11

 FUND PERFORMANCE
 NAV                                                        -23.22%
 Market Price                                               -22.19%

 INDEX PERFORMANCE
 Defined Emerging Markets Index                             -22.71%
 S&P Emerging Markets BMI Index                             -21.05%
 MSCI Emerging Markets Index                                -19.58%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -23.22% during the period covered by this report. During the same period, the benchmark MSCI Emerging Markets Index generated a return of -19.58%. The Consumer Staples (+10.37% local) and Telecommunication Services (+7.83% local) sectors were two of the top-performing sectors, while the Materials (-30.92% local) and Information Technology (-28.24% local) sectors were two of the worst-performing sectors. Total Access Communication PCL (+76.41% local) and Fomento Economico Mexicano S.A.B. de C.V. (+35.98% local) were two of the top-performing stocks during the period covered by this report. Chimei Innolux Corp. (-58.98% local) and Sateri Holdings Ltd. (-60.30% local) were two of the worst-performing stocks during the period covered by this report.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FEM - FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (CONTINUED)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Financials                                   15.6%
 Consumer Staples                             15.4
 Energy                                       15.4
 Materials                                    12.1
 Industrials                                  10.2
 Telecommunication Services                    8.7
 Utilities                                     7.9
 Consumer Discretionary                        6.9
 Information Technology                        6.1
 Health Care                                   1.7
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 China Yurun Food Group Ltd.                   1.3%
 Jiangxi Copper Co., Ltd.                      1.3
 Industrias Penoles SAB de C.V.                1.3
 Tatneft                                       1.3
 China Shipping Container Lines Co., Ltd.      1.3
 China Everbright Ltd.                         1.2
 BRF - Brasil Foods S.A.                       1.2
 Cosan S.A. Industria e Comercio               1.2
 United Microelectronics Corp.                 1.2
 Cia de Saneamento de Minas
      Gerais-Copasa MG                         1.2
                                              -----
    Total                                     12.5%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               APRIL 18, 2011 - DECEMBER 31, 2011

                   First Trust Emerging          Defined Emerging              S&P Emerging               MSCI Emerging
                  Markets AlphaDEX(R) Fund         Markets Index             Markets BMI Index             Markets Index
4/18/11                   $10,000                     $10,000                     $10,000                     $10,000
6/30/11                     9,787                       9,775                       9,895                       9,945
12/31/11                    7,678                       7,729                       7,895                       8,042
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     31                        60                       57                         5

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 12/31/11                     12                        12                        1                         0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after their inception, for the period April 18, 2011 (inception) to April 19, 2011 (the first day of secondary market trading), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2011 (UNAUDITED)

As a shareholder of First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, or the First Trust Emerging Markets AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2011.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   JULY 1, 2011      DECEMBER 31, 2011       PERIOD            PERIOD (a)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
Actual                                              $1,000.00             $769.30               0.80%              $3.57
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17               0.80%              $4.08

FIRST TRUST EUROPE ALPHADEX(R) FUND
Actual                                              $1,000.00             $735.50               0.80%              $3.50
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17               0.80%              $4.08

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
Actual                                              $1,000.00             $826.40               0.80%              $3.68
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17               0.80%              $4.08

FIRST TRUST BRAZIL ALPHADEX(R) FUND
Actual                                              $1,000.00             $794.80               0.80%              $3.62
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17               0.80%              $4.08

FIRST TRUST CHINA ALPHADEX(R) FUND
Actual                                              $1,000.00             $717.70               0.80%              $3.46
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17               0.80%              $4.08



                                                                         Page 23


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
DECEMBER 31, 2011 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   JULY 1, 2011      DECEMBER 31, 2011       PERIOD            PERIOD (a)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST JAPAN ALPHADEX(R) FUND
Actual                                              $1,000.00             $889.00               0.80%              $3.81
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17               0.80%              $4.08

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
Actual                                              $1,000.00             $752.90               0.80%              $3.53
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17               0.80%              $4.08

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
Actual                                              $1,000.00             $774.20               0.80%              $3.58
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17               0.80%              $4.08

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
Actual                                              $1,000.00             $784.40               0.80%              $3.60
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17               0.80%              $4.08


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (July 1, 2011 through December 31, 2011), multiplied by 184/365 (to reflect the one-half year period).


Page 24


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- 100.0%
           AUSTRALIA - 11.0%
     4,453 Amcor Ltd.                         $      32,838
       909 Bendigo and Adelaide Bank Ltd.             7,466
     2,137 Caltex Australia Ltd.                     25,726
       185 Campbell Brothers Ltd.                     9,270
     4,914 GPT Group                                 15,430
     3,754 Metcash Ltd.                              15,512
       819 OZ Minerals Ltd.                           8,385
    10,942 Qantas Airways Ltd. (c)                   16,340
     1,218 Ramsay Health Care Ltd.                   24,018
       125 Rio Tinto Ltd.                             7,709
     1,941 Seven Group Holdings Ltd.                 14,056
     8,251 SP AusNet                                  7,933
     2,900 Suncorp Group Ltd.                        24,856
     4,977 Telstra Corp Ltd.                         16,951
       603 Washington H Soul Pattinson &
              Co., Ltd.                               8,530
       244 Wesfarmers Ltd.                            7,362
     3,188 Westfield Retail Trust                     8,119
                                              -------------
                                                    250,501
                                              -------------

           BERMUDA - 9.1%
     4,000 Cheung Kong Infrastructure
              Holdings Ltd.                          23,305
     2,700 Dairy Farm International
              Holdings Ltd.                          25,191
    34,000 First Pacific Co., Ltd.                   35,459
     8,000 Hongkong Land Holdings Ltd.               36,320
       400 Jardine Matheson Holdings Ltd.            18,820
     1,000 Jardine Strategic Holdings Ltd.           27,670
     7,148 Orient Overseas International Ltd.        41,738
                                              -------------
                                                    208,503
                                              -------------

           CAYMAN ISLANDS -- 1.4%
    10,000 ENN Energy Holdings Ltd.                  32,060
                                              -------------

           HONG KONG -- 23.0%
     8,978 Cathay Pacific Airways Ltd.               15,398
    97,040 Champion Real Estate Investment
              Trust                                  36,609
     3,000 Cheung Kong Holdings Ltd.                 35,749
     3,500 CLP Holdings Ltd.                         29,788
    44,000 Fosun International Ltd.                  22,661
     6,762 Henderson Land Development
              Co., Ltd.                              33,607
    12,944 Hopewell Holdings Ltd.                    33,099
     4,000 Hutchison Whampoa Ltd.                    33,631
    12,000 Hysan Development Co., Ltd.               39,400
     9,232 Link REIT                                 33,996
    34,258 New World Development Ltd.                27,613
    24,200 Sino Land Co., Ltd.                       34,462
     3,000 Sun Hung Kai Properties Ltd.              37,603
     3,766 Swire Pacific Ltd.                        45,483
     7,940 Wharf Holdings Ltd.                       35,986
    12,750 Wheelock & Co., Ltd.                      31,585
                                              -------------
                                                    526,670
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           MAURITIUS -- 1.9%
    79,000 Golden Agri-Resources Ltd.         $      43,545
                                              -------------

           NEW ZEALAND -- 1.7%
    24,466 Telecom Corp. of New Zealand Ltd.         39,414
                                              -------------

           SINGAPORE -- 8.7%
    10,000 Ascendas Real Estate Investment
              Trust                                  14,108
    39,000 CapitaCommercial Trust                    31,719
     1,000 Jardine Cycle & Carriage Ltd.             37,097
    15,000 Keppel Land Ltd.                          25,672
    27,000 Neptune Orient Lines Ltd.                 23,417
    17,000 Suntec Real Estate Investment Trust       14,089
    12,000 UOL Group Ltd.                            37,004
     4,000 Wilmar International Ltd.                 15,418
                                              -------------
                                                    198,524
                                              -------------

           SOUTH KOREA -- 43.2%
         8 Amorepacific Corp.                         7,260
       600 Celltrion, Inc.                           18,788
     1,890 Cheil Worldwide, Inc.                     30,895
       150 CJ CheilJedang Corp.                      37,460
       449 CJ Corp.                                  29,824
       390 Daewoo Shipbuilding & Marine
              Engineering Co., Ltd.                   8,175
       858 Dongbu Insurance Co., Ltd.                39,523
     1,040 Green Cross Holdings Corp.                13,278
       154 GS Holdings                                6,735
     1,440 Halla Climate Control Corp.               27,080
       440 Hankook Tire Co., Ltd.                    17,175
       264 Hanwha Corp.                               7,549
     1,240 Hynix Semiconductor, Inc.                 23,479
       105 Hyundai Department Store Co., Ltd.        14,764
       250 Hyundai Glovis Co., Ltd.                  41,406
        63 Hyundai Heavy Industries Co., Ltd.        13,967
       946 Hyundai Hysco                             28,684
       900 Hyundai Marine & Fire Insurance
              Co., Ltd.                              26,785
        78 Hyundai Mobis                             19,647
       167 Hyundai Motor Co.                         30,684
       100 Hyundai Steel Co.                          8,255
        79 KCC Corp.                                 19,456
       614 Kia Motors Corp.                          35,328
       420 Korea Electric Power Corp. (c)             9,257
     1,260 Korea Exchange Bank                        7,989
       280 Korea Gas Corp.                           10,072
       490 KT Corp.                                  15,069
       439 LG Corp.                                  23,252
     1,340 LG Display Co., Ltd.                      28,320
       131 LG Electronics, Inc.                       8,407
        83 LG Household & Health Care Ltd.           34,904
     6,870 LG Uplus Corp.                            43,854
         6 Lotte Confectionery Co., Ltd.              8,835
       182 Mando Corp.                               32,342
        26 NCSoft Corp.                               6,897
        51 Orion Corp./Republic of South Korea       29,828
        48 POSCO                                     15,734
       252 Samsung C&T Corp.                         14,804


                See Notes to Financial Statements                        Page 25


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (CONTINUED)
           SOUTH KOREA -- (CONTINUED)
       626 Samsung Card Co.                   $      21,006
        32 Samsung Electronics Co., Ltd.             29,205
       114 Samsung Engineering Co., Ltd.             19,815
       122 Samsung Fire & Marine
              Insurance Co., Ltd.                    22,206
       705 Seah Besteel Corp.                        27,975
       305 SK C&C Co., Ltd.                          30,783
       131 SK Holdings Co., Ltd.                     13,673
     2,430 SK Networks Co., Ltd.                     21,171
       230 Woongjin Coway Co., Ltd.                   7,262
                                              -------------
                                                    988,857
                                              -------------
           TOTAL INVESTMENTS -- 100.0%            2,288,074
           (Cost $2,581,870) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                      (302)
                                              -------------
           NET ASSETS -- 100.0%               $   2,287,772
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $2,585,200. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $71,238 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $368,364.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $2,288,074   $2,288,074    $    --    $    --
                   =============================================

* See Portfolio of Investments for country breakout.


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     Real Estate Management & Development            19.8%
     Real Estate Investment Trusts (REITs)            6.7
     Industrial Conglomerates                         6.4
     Food Products                                    5.9
     Metals & Mining                                  5.2
     Diversified Telecommunication Services           5.0
     Insurance                                        5.0
     Auto Components                                  4.2
     Electric Utilities                               3.1
     Automobiles                                      2.9
     Marine                                           2.9
     Semiconductors & Semiconductor Equipment         2.3
     Trading Companies & Distributors                 2.2
     Food & Staples Retailing                         2.1
     Diversified Financial Services                   1.9
     Gas Utilities                                    1.8
     Air Freight & Logistics                          1.8
     Distributors                                     1.6
     Household Products                               1.5
     Containers & Packaging                           1.4
     Oil, Gas & Consumable Fuels                      1.4
     Pharmaceuticals                                  1.4
     Airlines                                         1.4
     Media                                            1.4
     IT Services                                      1.4
     Electronic Equipment, Instruments & Components   1.2
     Health Care Providers & Services                 1.1
     Machinery                                        1.0
     Consumer Finance                                 0.9
     Construction & Engineering                       0.9
     Building Products                                0.9
     Household Durables                               0.7
     Commercial Banks                                 0.7
     Multiline Retail                                 0.6
     Professional Services                            0.4
     Chemicals                                        0.3
     Personal Products                                0.3
     Software                                         0.3
     Net Other Assets and Liabilities                (0.0)**
                                                    ------
                                                    100.0%
                                                    ======


** Amount is less than 0.1%


Page 26                See Notes to Financial Statements


FIRST TRUST EUROPE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- 99.2%
           AUSTRIA -- 2.7%
       430 Andritz AG                         $      35,678
       615 EVN AG                                     8,574
       890 OMV AG                                    27,003
       300 Raiffeisen Bank International AG           7,792
     1,451 Strabag SE                                41,526
       911 Voestalpine AG                            25,553
                                              -------------
                                                    146,126
                                              -------------

           BELGIUM -- 2.4%
       451 Delhaize Group S.A.                       25,339
     1,100 Elia System Operator S.A. N.V.            42,615
       760 KBC Groep N.V.                             9,573
       865 NV Bekaert S.A.                           27,751
       625 UCB S.A.                                  26,300
                                              -------------
                                                    131,578
                                              -------------

           BERMUDA -- 0.4%
     3,081 Catlin Group Ltd.                         19,079
                                              -------------

           DENMARK -- 1.9%
         6 AP Moller - Maersk A.S.                   39,619
       121 Coloplast A.S.                            17,404
       465 H Lundbeck A.S.                            8,745
       170 Topdanmark A.S. (c)                       26,494
     1,095 Vestas Wind Systems A.S. (c)              11,822
                                              -------------
                                                    104,084
                                              -------------

           FINLAND -- 2.8%
     5,106 Neste Oil Oyj                             51,585
       755 Sanoma Oyj                                 8,664
     7,550 Stora Enso Oyj                            45,228
     3,915 UPM-Kymmene Oyj                           43,125
                                              -------------
                                                    148,602
                                              -------------

           FRANCE -- 16.0%
     1,205 Air France-KLM (c)                         6,197
       755 Arkema S.A.                               53,457
       200 Bollore                                   39,220
       121 Bureau Veritas S.A.                        8,818
       225 Casino Guichard Perrachon S.A.            18,954
       745 CFAO S.A.                                 25,241
       370 Cie Generale d'Optique Essilor
              International S.A.                     26,126
       440 Cie Generale des Etablissements
              Michelin                               26,014
       316 Ciments Francais S.A.                     24,460
       430 Danone                                    27,034
       126 Eramet                                    15,412
       440 Euler Hermes S.A.                         26,056
       220 Eutelsat Communications S.A.               8,586
       251 Fonciere Des Regions                      16,115
       540 France Telecom S.A.                        8,482
       505 Gecina S.A.                               42,489
       146 Hermes International                      43,532
       565 Icade                                     44,458
       235 Ingenico                                   8,487


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           FRANCE -- (CONTINUED)
       510 Lafarge S.A.                       $      17,930
     1,651 Peugeot S.A.                              25,880
     1,480 Plastic Omnium S.A.                       29,425
     1,331 Renault S.A.                              46,172
       206 Societe BIC S.A.                          18,265
       331 Societe Generale S.A.                      7,371
       401 Sodexo                                    28,792
       800 Total S.A.                                40,903
        96 Unibail-Rodamco SE                        17,260
       416 Valeo S.A.                                16,536
     1,206 Veolia Environnement S.A.                 13,220
     1,741 Vivendi S.A.                              38,130
       701 Wendel S.A.                               46,730
       571 Zodiac Aerospace                          48,396
                                              -------------
                                                    864,148
                                              -------------

           GERMANY -- 11.7%
       290 Adidas AG                                 18,866
       875 Aurubis AG                                46,663
       131 Bayerische Motoren Werke AG                8,777
       201 Brenntag AG                               18,720
       395 Daimler AG                                17,343
     2,736 Deutsche Lufthansa AG                     32,528
        86 Fielmann AG                                8,175
       390 Fresenius Medical Care AG &
              Co. KGaA                               26,503
       396 Fresenius SE & Co. KGaA                   36,639
       585 Hannover Rueckversicherung AG             29,021
       241 HeidelbergCement AG                       10,229
       330 Hugo Boss AG                              24,305
     3,585 Infineon Technologies AG                  26,989
       330 Kabel Deutschland Holding AG (c)          16,751
       550 Lanxess AG                                28,477
       340 MAN SE                                    30,235
        90 Puma SE                                   26,212
        40 Rational AG                                8,709
       186 Rheinmetall AG                             8,242
       240 RWE AG                                     8,434
       181 Salzgitter AG                              9,050
       840 SGL Carbon SE (c)                         41,415
       510 SMA Solar Technology AG                   28,495
     1,246 Suedzucker AG                             39,756
       521 United Internet AG                         9,306
       285 Volkswagen AG                             38,237
       395 Wacker Chemie AG                          31,777
                                              -------------
                                                    629,854
                                              -------------

           GREECE -- 1.2%
     4,541 Hellenic Petroleum S.A.                   37,442
       876 OPAP S.A.                                  7,745
     4,451 Public Power Corp. S.A.                   21,893
                                              -------------
                                                     67,080
                                              -------------

           GUERNSEY -- 0.3%
     4,650 Resolution Ltd.                           18,156
                                              -------------


                See Notes to Financial Statements                        Page 27


FIRST TRUST EUROPE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (CONTINUED)
           IRELAND -- 2.3%
     1,421 DCC PLC                            $      33,623
     1,675 Elan Corp PLC (c)                         23,242
       506 Kerry Group PLC                           18,526
       866 Paddy Power PLC                           49,899
                                              -------------
                                                    125,290
                                              -------------

           ITALY -- 4.5%
    31,861 Banca Monte dei Paschi di
              Siena S.p.A                            10,388
     4,870 Davide Campari-Milano S.p.A               32,433
    35,271 Edison S.p.A (c)                          37,437
     4,020 Enel S.p.A                                16,360
     1,515 ENI S.p.A                                 31,396
     1,351 Exor S.p.A                                27,193
     6,521 Fiat S.p.A                                29,965
     3,831 Finmeccanica S.p.A                        14,172
     1,701 Lottomatica S.p.A (c)                     25,563
     5,635 Mediaset S.p.A                            15,594
                                              -------------
                                                    240,501
                                              -------------

           JERSEY - 2.2%
     3,316 Charter International PLC                 48,670
       271 Randgold Resources Ltd.                   27,716
     1,145 Shire PLC                                 39,889
                                              -------------
                                                    116,275
                                              -------------

           LUXEMBOURG -- 1.0%
     1,105 ArcelorMittal                             20,210
     1,720 Ternium S.A., ADR                         31,631
                                              -------------
                                                     51,841
                                              -------------

           NETHERLANDS -- 4.9%
     1,025 ASML Holding N.V.                         43,087
     1,575 European Aeronautic Defence
               and Space Co. N.V.                    49,234
       931 Gemalto NV                                45,287
     2,271 Koninklijke Ahold NV                      30,586
       285 Koninklijke Boskalis
              Westminster N.V.                       10,473
       610 Koninklijke DSM NV                        28,307
       421 Nutreco NV                                27,705
       841 Unilever NV                               28,924
                                              -------------
                                                    263,603
                                              -------------

           NORWAY -- 2.8%
     1,245 Fred Olsen Energy ASA                     41,845
     7,771 Norsk Hydro ASA                           36,047
       826 Schibsted ASA                             20,566
     1,241 Statoil ASA                               31,854
       475 TGS Nopec Geophysical Co. ASA             10,524
       230 Yara International ASA                     9,230
                                              -------------
                                                    150,066
                                              -------------

           PAPUA NEW GUINEA - 0.1%
       705 New Britain Palm Oil Ltd.                  7,802
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           PORTUGAL -- 2.9%
    12,560 Brisa Auto-Estradas de
              Portugal S.A.                   $      41,376
     1,330 Cimpor Cimentos de Portugal
              SGPS S.A.                               9,153
     2,885 EDP - Energias de Portugal S.A.            8,929
       971 Galp Energia SGPS S.A.                    14,303
     2,841 Jeronimo Martins SGPS S.A. (c)            47,034
     6,070 Portugal Telecom SGPS S.A.                34,964
                                              -------------
                                                    155,759
                                              -------------

           SPAIN -- 6.1%
     1,051 Corp. Financiera Alba                     41,125
     2,091 Ebro Foods S.A.                           38,840
     1,150 Endesa S.A.                               23,594
     2,331 Ferrovial S.A.                            28,136
       356 Fomento de Construcciones y
              Contratas S.A.                          9,234
     2,090 Gas Natural SDG S.A.                      35,886
     2,606 Grifols S.A. (c)                          43,852
       310 Inditex S.A.                              25,392
    11,266 International Consolidated
              Airlines Group S.A. (c)                25,792
     5,711 Mapfre S.A.                               18,148
     1,336 Repsol YPF S.A.                           41,045
                                              -------------
                                                    331,044
                                              -------------

           SWEDEN -- 6.2%
     4,281 Boliden AB                                62,526
     1,845 Hufvudstaden AB                           18,783
     4,231 Industrivarden AB                         50,482
     2,521 Investor AB                               47,042
     2,400 Kinnevik Investment AB                    46,773
     1,266 Lundbergforetagen AB                      37,349
     2,091 Lundin Petroleum AB (c)                   51,417
       641 Skanska AB                                10,620
     1,195 SSAB AB                                   10,533
                                              -------------
                                                    335,525
                                              -------------

           SWITZERLAND -- 1.4%
        20 Barry Callebaut AG                        19,707
       980 Clariant AG (c)                            9,672
     1,555 OC Oerlikon Corp. AG (c)                   8,328
       160 Swiss Life Holding AG                     14,718
       331 Swiss Prime Site AG                       24,862
                                              -------------
                                                     77,287
                                              -------------

           UNITED KINGDOM -- 25.4%
     1,031 Anglo American PLC                        38,095
     3,060 ARM Holdings PLC                          28,136
     2,071 Associated British Foods PLC              35,607
     1,931 Berkeley Group Holdings PLC (c)           38,269
     5,920 BP PLC                                    42,341
     6,040 British Land Co., PLC                     43,387
     1,495 Bunzl PLC                                 20,526
     4,096 Cairn Energy PLC (c)                      16,878
     1,105 Compass Group PLC                         10,486
     3,985 Cookson Group PLC                         31,504


Page 28                See Notes to Financial Statements


FIRST TRUST EUROPE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (CONTINUED)
           UNITED KINGDOM -- (CONTINUED)
     1,996 Derwent London PLC                 $      48,361
     5,991 Drax Group PLC                            50,712
     5,016 easyJet PLC (c)                           30,601
     1,791 Firstgroup PLC                             9,402
     1,450 Fresnillo PLC                             34,389
     8,615 G4S PLC                                   36,368
     6,081 Hammerson PLC                             34,001
     2,505 Homeserve PLC                             11,151
     1,321 Imperial Tobacco Group PLC                49,959
       306 Intertek Group PLC                         9,672
     6,276 J Sainsbury PLC                           29,525
       910 Jardine Lloyd Thompson
              Group PLC                               9,745
       360 Johnson Matthey PLC                       10,266
     4,626 Kingfisher PLC                            18,012
     4,480 Land Securities Group PLC                 44,219
    14,550 Logica PLC                                13,943
     2,426 Mondi PLC                                 17,144
       906 Next PLC                                  38,514
       501 Pearson PLC                                9,415
     1,701 Pennon Group PLC                          18,863
     1,145 Provident Financial PLC                   16,734
     1,921 Rightmove PLC                             37,116
       796 Rio Tinto PLC                             38,635
     1,150 Royal Dutch Shell PLC                     42,349
     2,220 Scottish and Southern Energy PLC          44,514
       370 Severn Trent PLC                           8,597
    13,141 Sports Direct International PLC (c)       43,555
     9,271 St. James's Place PLC                     46,726
     9,365 Stagecoach Group PLC                      39,534
       916 Tate & Lyle PLC                           10,023
     1,521 TESCO PLC                                  9,531
       876 Tullow Oil PLC                            19,075
     1,421 Unilever PLC                              47,738
     1,045 Vedanta Resources PLC                     16,474
       360 Whitbread PLC                              8,745
    10,170 William Hill PLC                          32,033
     7,916 WM Morrison Supermarkets PLC              40,105
     2,801 Xstrata PLC                               42,547
                                              -------------
                                                  1,373,522
                                              -------------
           TOTAL INVESTMENTS -- 99.2%             5,357,222
           (Cost $5,618,663) (d)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.8%                41,825
                                              -------------
           NET ASSETS -- 100.0%               $   5,399,047
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $5,627,117. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $142,320 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $412,215.

ADR   American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $5,357,222   $5,357,222    $    --    $    --
                   =============================================

* See Portfolio of Investments for country breakout.


                See Notes to Financial Statements                        Page 29


FIRST TRUST EUROPE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     Metals & Mining                                  8.4%
     Oil, Gas & Consumable Fuels                      8.3
     Food Products                                    5.6
     Real Estate Investment Trusts (REITs)            5.4
     Diversified Financial Services                   4.6
     Insurance                                        3.9
     Food & Staples Retailing                         3.7
     Chemicals                                        3.2
     Electric Utilities                               3.1
     Automobiles                                      3.1
     Hotels, Restaurants & Leisure                    3.0
     Machinery                                        2.4
     Semiconductors & Semiconductor Equipment         2.3
     Industrial Conglomerates                         2.2
     Media                                            2.2
     Textiles, Apparel & Luxury Goods                 2.1
     Aerospace & Defense                              2.1
     Paper & Forest Products                          1.9
     Construction & Engineering                       1.9
     Pharmaceuticals                                  1.8
     Specialty Retail                                 1.8
     Airlines                                         1.8
     Independent Power Producers & Energy Traders     1.6
     Diversified Telecommunication Services           1.5
     Electrical Equipment                             1.5
     Auto Components                                  1.3
     Commercial Services & Supplies                   1.2
     Health Care Providers & Services                 1.2
     Construction Materials                           1.1
     Energy Equipment & Services                      1.0
     Tobacco                                          0.9
     Road & Rail                                      0.9
     Computers & Peripherals                          0.8
     Biotechnology                                    0.8
     Real Estate Management & Development             0.8
     Health Care Equipment & Supplies                 0.8
     Transportation Infrastructure                    0.8
     Marine                                           0.7
     Trading Companies & Distributors                 0.7
     Air Freight & Logistics                          0.7
     Multiline Retail                                 0.7
     Household Durables                               0.7
     Gas Utilities                                    0.7
     Commercial Banks                                 0.7
     Beverages                                        0.6
     Water Utilities                                  0.5
     Distributors                                     0.5
     Multi-Utilities                                  0.4
     Professional Services                            0.3
     Consumer Finance                                 0.3
     IT Services                                      0.3
     Internet Software & Services                     0.2
     Electronic Equipment, Instruments &
        Components                                    0.2
     Net Other Assets and Liabilities                 0.8
                                                    ------
                                                    100.0%
                                                    ======


CURRENCY EXPOSURE DIVERSIFICATION AS A PERCENTAGE OF TOTAL
INVESTMENTS:

     Euro                                            57.8%
     British Pound Sterling                          29.1
     Swedish Krona                                    6.3
     Norwegian Krone                                  2.8
     Danish Krone                                     2.0
     Swiss Franc                                      1.4
     US Dollar                                        0.6
                                                    ------
                                                    100.0%
                                                    ======


Page 30                See Notes to Financial Statements


FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- 99.9%
           BRAZIL -- 74.9%
     1,654 Amil Participacoes S.A.            $      14,585
     4,326 BR Malls Participacoes S.A.               42,071
     3,349 Bradespar S.A.                            56,961
    12,627 Brasil Telecom S.A.                       73,734
     5,700 Braskem S.A.                              39,158
     4,304 BRF - Brasil Foods S.A.                   84,130
     9,055 CCR S.A.                                  59,388
       488 Cia de Bebidas das Americas               17,627
     2,536 Cia de Saneamento Basico do
              Estado de Sao Paulo                    70,818
     4,656 Cia de Saneamento de Minas
              Gerais-Copasa MG                       83,464
     1,998 Cia Energetica de Minas Gerais            35,677
       882 Cia Hering                                15,366
     2,452 Cia Paranaense de Energia                 51,193
       661 Cielo S.A.                                17,100
     5,779 Cosan S.A. Industria e Comercio           83,745
     9,653 Duratex S.A.                              46,213
     6,022 EcoRodovias Infraestrutura e
              Logistica S.A.                         45,087
     1,458 EDP - Energias do Brasil S.A.             32,475
     4,867 Eletropaulo Metropolitana
              Eletricidade de Sao Paulo S.A.         95,344
     3,875 Fibria Celulose S.A.                      28,846
     2,075 Gerdau S.A.                               16,148
    21,310 Klabin S.A.                               91,499
     2,240 Light S.A.                                34,624
     1,951 Lojas Americanas S.A.                     14,974
     1,653 Metalurgica Gerdau S.A.                   15,890
    11,507 MRV Engenharia e
              Participacoes S.A.                     66,083
     1,835 Obrascon Huarte Lain Brasil S.A.          60,077
     4,984 Odontoprev S.A.                           71,154
     7,252 Petroleo Brasileiro S.A.                  83,644
    13,255 Suzano Papel e Celulose S.A.              47,949
     2,879 TAM S.A.                                  55,163
     3,113 Tele Norte Leste Participacoes S.A.       29,339
     1,113 Telefonica Brasil S.A.                    31,003
     2,148 Telemar Norte Leste S.A.                  51,625
     4,695 Ultrapar Participacoes S.A.               80,661
     2,633 Usinas Siderurgicas de Minas
              Gerais S.A.                            14,344
     2,825 Vale S.A.                                 57,343
                                              -------------
                                                  1,814,502
                                              -------------

           CHILE -- 5.0%
    28,409 Aguas Andinas S.A.                        16,296
     8,853 Empresas CMPC S.A.                        32,532
     3,907 ENTEL Chile S.A.                          72,575
                                              -------------
                                                    121,403
                                              -------------

           COLOMBIA - 1.3%
    14,920 Ecopetrol S.A.                            32,442
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           MEXICO -- 18.7%
     4,285 Alfa SAB de C.V.                   $      46,702
     5,038 Coca-Cola Femsa SAB de C.V.               48,016
     9,157 Fomento Economico Mexicano
              SAB de C.V.                            63,999
    23,463 Grupo Bimbo SAB de C.V.                   47,919
       780 Grupo Elektra SA de C.V.                  78,253
     6,279 Grupo Mexico SAB de C.V.                  16,509
     5,200 Grupo Modelo SAB de C.V.                  32,792
     2,018 Industrias Penoles SAB de C.V.            88,934
     9,793 Mexichem SAB de C.V.                      30,667
                                              -------------
                                                    453,791
                                              -------------

           TOTAL INVESTMENTS -- 99.9%             2,422,138
           (Cost $2,716,187) (c)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.1%                 1,824
                                              -------------
           NET ASSETS -- 100.0%               $   2,423,962
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) Aggregate cost for federal income tax purposes is $2,716,187. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $171,909 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $465,958.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $2,422,138   $2,422,138    $    --    $    --
                   =============================================

* See Portfolio of Investments for country breakout.


                See Notes to Financial Statements                        Page 31


FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     Metals & Mining                                 11.0%
     Electric Utilities                              10.3
     Food Products                                    8.9
     Oil, Gas & Consumable Fuels                      8.1
     Diversified Telecommunication Services           7.7
     Water Utilities                                  7.0
     Transportation Infrastructure                    6.8
     Beverages                                        6.7
     Paper & Forest Products                          6.4
     Specialty Retail                                 3.9
     Containers & Packaging                           3.8
     Health Care Providers & Services                 3.5
     Wireless Telecommunication Services              3.0
     Chemicals                                        2.9
     Household Durables                               2.7
     Airlines                                         2.3
     Industrial Conglomerates                         1.9
     Real Estate Management & Development             1.7
     IT Services                                      0.7
     Multiline Retail                                 0.6
     Net Other Assets and Liabilities                 0.1
                                                    ------
                                                    100.0%
                                                    ======


Page 32                See Notes to Financial Statements


FIRST TRUST BRAZIL ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.9%
           AIRLINES - 1.6%
     5,756 TAM S.A.                           $     110,288
                                              -------------

           CHEMICALS - 2.1%
    21,627 Braskem S.A.                             148,575
                                              -------------

           COMMERCIAL BANKS - 1.6%
     3,041 Banco Bradesco S.A.                       50,188
     5,386 Banco do Estado do Rio
              Grande do Sul S.A.                     57,815
                                              -------------
                                                    108,003
                                              -------------

           CONTAINERS & PACKAGING - 4.1%
    66,492 Klabin S.A.                              285,496
                                              -------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES - 6.8%
    12,077 Tele Norte Leste Participacoes S.A.      113,822
     6,371 Telefonica Brasil S.A.                   177,466
     7,431 Telemar Norte Leste S.A.                 178,596
                                              -------------
                                                    469,884
                                              -------------

           ELECTRIC UTILITIES - 13.8%
     3,044 Cia Energetica de Minas Gerais            54,355
     9,293 Cia Paranaense de Energia                194,020
     7,693 EDP - Energias do Brasil S.A.            171,350
    14,237 Eletropaulo Metropolitana
              Eletricidade de Sao Paulo S.A.        278,902
    16,419 Light S.A.                               253,793
                                              -------------
                                                    952,420
                                              -------------

           FOOD & STAPLES RETAILING - 3.5%
     6,681 Cia Brasileira de Distribuicao           240,246
                                              -------------

           FOOD PRODUCTS - 3.7%
    11,758 Cosan S.A. Industria e Comercio          170,387
    18,782 Marfrig Alimentos S.A.                    86,088
                                              -------------
                                                    256,475
                                              -------------

           HEALTH CARE PROVIDERS &
              SERVICES - 4.3%
    15,762 Amil Participacoes S.A.                  138,992
    11,125 Odontoprev S.A.                          158,826
                                              -------------
                                                    297,818
                                              -------------

           HOUSEHOLD DURABLES - 3.8%
    25,339 Brookfield Incorporacoes S.A.             67,319
     6,484 Cyrela Brazil Realty S.A.
              Empreendimentos e Participacoes        51,644
     7,439 MRV Engenharia e Participacoes
              S.A.                                   42,721
    10,969 PDG Realty S.A.
              Empreendimentos e Participacoes        34,734
    15,112 Rossi Residencial S.A.                    64,886
                                              -------------
                                                    261,304
                                              -------------

           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS - 3.6%
     9,894 MPX Energia S.A. (b)                     246,925
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           INSURANCE - 0.6%
     4,919 Sul America S.A.                   $      39,865
                                              -------------

           IT SERVICES - 1.8%
     4,944 Cielo S.A.                               127,899
                                              -------------

           METALS & MINING - 8.7%
     9,739 Bradespar S.A.                           165,645
    11,830 Gerdau S.A.                               92,065
     9,641 Metalurgica Gerdau S.A.                   92,674
    14,075 Usinas Siderurgicas de Minas
              Gerais S.A.                            76,675
     8,639 Vale S.A.                                175,358
                                              -------------
                                                    602,417
                                              -------------

           MULTILINE RETAIL - 2.6%
    12,728 Lojas Americanas S.A.                     97,687
     3,241 Lojas Renner S.A.                         84,208
                                              -------------
                                                    181,895
                                              -------------

           OIL, GAS & CONSUMABLE
              FUELS - 6.9%
    20,323 Petroleo Brasileiro S.A.                 234,404
    13,948 Ultrapar Participacoes S.A.              239,628
                                              -------------
                                                    474,032
                                              -------------

           PAPER & FOREST PRODUCTS - 3.8%
     7,299 Duratex S.A.                              34,944
    14,075 Fibria Celulose S.A.                     104,777
    34,159 Suzano Papel e Celulose S.A.             123,568
                                              -------------
                                                    263,289
                                              -------------

           REAL ESTATE MANAGEMENT &
              DEVELOPMENT - 2.3%
    16,204 BR Malls Participacoes S.A.              157,587
                                              -------------

           ROAD & RAIL - 2.7%
    13,823 Localiza Rent a Car S.A.                 189,925
                                              -------------

           SPECIALTY RETAIL - 3.4%
    13,428 Cia Hering                               233,938
                                              -------------

           TOBACCO - 0.9%
     4,855 Souza Cruz S.A.                           59,697
                                              -------------

           TRANSPORTATION INFRASTRUCTURE
              - 9.1%
     8,303 CCR S.A.                                  54,456
    21,346 EcoRodovias Infraestrutura e
              Logistica S.A.                        159,820
     7,217 Obrascon Huarte Lain Brasil S.A.         236,280
    13,700 Santos Brasil Participacoes S.A.         181,397
                                              -------------
                                                    631,953
                                              -------------

           WATER UTILITIES - 8.2%
    10,371 Cia de Saneamento Basico do
              Estado de Sao Paulo                   289,611
    15,401 Cia de Saneamento de Minas
              Gerais-Copasa MG                      276,081
                                              -------------
                                                    565,692
                                              -------------


                See Notes to Financial Statements                        Page 33


FIRST TRUST BRAZIL ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS - (CONTINUED)
           TOTAL INVESTMENTS -- 99.9%         $   6,905,623
           (Cost $8,800,343) (c)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.1%                 6,568
                                              -------------
           NET ASSETS -- 100.0%               $   6,912,191
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $8,843,162. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $343,461 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,281,000.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $6,905,623   $6,905,623    $    --    $    --
                   =============================================


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

     Brazil                                          99.9%
     Net Other Assets and Liabilities                 0.1
                                                    ------
                                                    100.0%
                                                    ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


Page 34                See Notes to Financial Statements


FIRST TRUST CHINA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.1%
           AIRLINES - 5.4%
    79,999 Air China Ltd.                     $      59,227
    61,000 China Eastern Airlines Corp.
              Ltd. (b)                               21,677
   152,999 China Southern Airlines Co.,
              Ltd. (b)                               77,420
                                              -------------
                                                    158,324
                                              -------------

           AUTOMOBILES - 11.1%
   181,999 AviChina Industry & Technology
              Co., Ltd.                              76,159
    95,999 Brilliance China Automotive
              Holdings Ltd. (b)                     103,581
    44,123 Dongfeng Motor Group Co., Ltd.            76,127
    49,863 Great Wall Motor Co., Ltd.                72,805
                                              -------------
                                                    328,672
                                              -------------

           CHEMICALS - 9.8%
   270,998 China Lumena New Materials Corp.          50,246
   124,499 Dongyue Group                             81,914
   180,249 Sateri Holdings Ltd. (b)                  56,860
   305,392 Sinopec Shanghai Petrochemical
              Co., Ltd.                             101,055
                                              -------------
                                                    290,075
                                              -------------

           CONSTRUCTION & ENGINEERING - 0.6%
    58,500 China Railway Group Ltd.                  18,303
                                              -------------

           CONSTRUCTION MATERIALS - 5.4%
    69,654 China National Building Material
              Co., Ltd.                              78,922
   118,499 China Shanshui Cement
              Group Ltd.                             79,034
                                              -------------
                                                    157,956
                                              -------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES - 1.9%
    27,000 China Unicom Hong Kong Ltd.               56,874
                                              -------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS - 5.0%
    23,520 Kingboard Chemical Holdings Ltd.          69,500
   173,886 Kingboard Laminates Holdings
              Ltd.                                   79,481
                                              -------------
                                                    148,981
                                              -------------

           FOOD PRODUCTS - 5.1%
    98,999 China Foods Ltd.                          77,118
     8,500 China Mengniu Dairy Co., Ltd.             19,875
    88,499 Uni-President China Holdings Ltd.         52,986
                                              -------------
                                                    149,979
                                              -------------

           HOUSEHOLD DURABLES - 3.4%
   109,999 Haier Electronics Group Co.,
              Ltd. (b)                               98,858
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS - 1.8%
    80,142 Datang International Power
              Generation Co., Ltd.            $      26,623
    52,185 Huaneng Power International, Inc.         27,884
                                              -------------
                                                     54,507
                                              -------------

           INDUSTRIAL CONGLOMERATES - 0.7%
    10,706 Citic Pacific Ltd.                        19,299
                                              -------------

           INSURANCE - 3.1%
    68,000 PICC Property & Casualty
              Co., Ltd. (b)                          92,282
                                              -------------

           INTERNET SOFTWARE & SERVICES - 2.2%
       388 Baidu, Inc., ADR (b)                      45,190
     1,020 Tencent Holdings Ltd.                     20,488
                                              -------------
                                                     65,678
                                              -------------

           MACHINERY - 2.1%
    49,949 Lonking Holdings Ltd.                     16,914
     8,960 Weichai Power Co., Ltd.                   44,070
                                              -------------
                                                     60,984
                                              -------------

           MARINE - 6.2%
   104,999 China COSCO Holdings Co., Ltd.            51,509
   404,497 China Shipping Container Lines
              Co., Ltd. (b)                          92,184
    60,513 China Shipping Development
              Co., Ltd.                              37,789
                                              -------------
                                                    181,482
                                              -------------

           METALS & MINING - 1.1%
    76,000 Minmetals Resources Ltd. (b)              32,194
                                              -------------

           MULTILINE RETAIL - 0.6%
    16,000 Intime Department Store
              Group Co., Ltd.                        16,378
                                              -------------

           OIL, GAS & CONSUMABLE FUELS - 6.2%
   108,803 China Petroleum & Chemical Corp.         114,735
    17,908 PetroChina Co., Ltd., Class H             22,343
    21,000 Yanzhou Coal Mining Co., Ltd.             44,830
                                              -------------
                                                    181,908
                                              -------------

           REAL ESTATE MANAGEMENT &
              DEVELOPMENT - 16.7%
    52,453 Agile Property Holdings Ltd.              47,006
   124,499 Country Garden Holdings Co.               46,647
   210,245 Evergrande Real Estate Group Ltd.         87,167
   437,750 Glorious Property Holdings Ltd. (b)       77,218
    40,200 Guangzhou R&F Properties
              Co., Ltd.                              31,832
   567,708 Renhe Commercial Holdings
              Co., Ltd.                              65,056
    66,507 Shimao Property Holdings Ltd.             56,517
   122,233 Soho China Ltd.                           81,524
                                              -------------
                                                    492,967
                                              -------------


                See Notes to Financial Statements                        Page 35


FIRST TRUST CHINA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS - (CONTINUED)
           ROAD & RAIL - 1.6%
   130,107 Guangshen Railway Co., Ltd.        $      46,068
                                              -------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT - 2.2%
 1,351,238 Semiconductor Manufacturing
              International Corp. (b)                65,243
                                              -------------

           SPECIALTY RETAIL - 2.8%
    50,250 Zhongsheng Group Holdings
              Ltd. (b)                               83,463
                                              -------------

           WATER UTILITIES - 2.1%
   103,147 Guangdong Investment Ltd.                 62,420
                                              -------------

           WIRELESS TELECOMMUNICATION
              SERVICES - 3.0%
     9,090 China Mobile Ltd.                         88,833
                                              -------------
           TOTAL INVESTMENTS -- 100.1%            2,951,728
           (Cost $3,675,285) (c)
           NET OTHER ASSETS
              AND LIABILITIES -- (0.1%)              (1,847)
                                              -------------
           NET ASSETS -- 100.0%               $   2,949,881
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $3,679,204. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $31,121 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $758,597.

ADR   American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $2,951,728   $2,951,728    $    --    $    --
                   =============================================


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

     China                                           41.1%
     Cayman Islands                                  38.7
     Bermuda                                         11.4
     Hong Kong                                        8.8
                                                    ------
                                                    100.0%
                                                    ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


Page 36                See Notes to Financial Statements


FIRST TRUST JAPAN ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.7%
           AUTO COMPONENTS - 8.4%
     1,500 Aisin Seiki Co., Ltd.              $      42,760
     2,500 Bridgestone Corp.                         56,681
     1,100 Denso Corp.                               30,385
     5,000 NGK Spark Plug Co., Ltd.                  62,041
     5,800 Sumitomo Rubber Industries Ltd.           69,632
       900 Takata Corp.                              18,429
     2,500 Toyoda Gosei Co., Ltd.                    39,856
                                              -------------
                                                    319,784
                                              -------------

           AUTOMOBILES - 5.5%
     2,000 Daihatsu Motor Co., Ltd.                  35,705
     7,000 Fuji Heavy Industries Ltd.                42,292
    15,000 Isuzu Motors Ltd.                         69,382
     6,700 Nissan Motor Co., Ltd.                    60,240
                                              -------------
                                                    207,619
                                              -------------

           BUILDING PRODUCTS - 0.6%
     1,100 JS Group Corp.                            21,081
                                              -------------

           CHEMICALS - 10.2%
    11,000 Daicel Chemical Industries Ltd.           67,030
     9,000 Kaneka Corp.                              47,944
    10,000 Mitsubishi Chemical Holdings Corp.        55,090
     2,000 Mitsubishi Gas Chemical Co., Inc.         11,096
    16,000 Mitsui Chemicals, Inc.                    48,853
     5,000 Nippon Shokubai Co., Ltd.                 53,726
     3,000 Sumitomo Chemical Co., Ltd.               10,953
    18,000 Tosoh Corp.                               48,178
     5,000 Zeon Corp.                                43,396
                                              -------------
                                                    386,266
                                              -------------

           COMMERCIAL BANKS - 1.1%
    14,000 Nishi-Nippon City Bank Ltd.               40,200
                                              -------------

           COMMERCIAL SERVICES &
              SUPPLIES - 1.3%
     2,000 Dai Nippon Printing Co., Ltd.             19,229
     4,000 Toppan Printing Co., Ltd.                 29,416
                                              -------------
                                                     48,645
                                              -------------

           CONSTRUCTION & ENGINEERING - 1.3%
     2,000 JGC Corp.                                 48,022
                                              -------------

           DIVERSIFIED FINANCIAL SERVICES - 1.0%
       370 Mitsubishi UFJ Lease & Finance
              Co., Ltd.                              14,663
       290 ORIX Corp.                                23,964
                                              -------------
                                                     38,627
                                              -------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES - 2.0%
     1,500 Nippon Telegraph & Telephone
              Corp.                                  76,691
                                              -------------

           ELECTRIC UTILITIES - 4.7%
     2,900 Chubu Electric Power Co., Inc.            54,145
     2,500 Hokkaido Electric Power Co., Inc.         35,601
       700 Hokuriku Electric Power Co., Inc.         13,069


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           ELECTRIC UTILITIES - (CONTINUED)
     2,800 Kansai Electric Power Co., Inc.    $      42,965
     2,300 Kyushu Electric Power Co., Inc.           32,932
                                              -------------
                                                    178,712
                                              -------------

           ELECTRICAL EQUIPMENT - 0.3%
     1,000 Sumitomo Electric Industries Ltd.         10,888
                                              -------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS - 6.8%
     1,800 FUJIFILM Holdings Corp.                   42,635
     1,000 Hamamatsu Photonics K.K.                  34,990
    10,000 Hitachi Ltd.                              52,491
       100 Kyocera Corp.                              8,043
     6,000 Nippon Electric Glass Co., Ltd.           59,404
       800 TDK Corp.                                 35,445
     1,000 Yaskawa Electric Corp.                     8,510
     1,700 Yokogawa Electric Corp. (b)               15,351
                                              -------------
                                                    256,869
                                              -------------

           FOOD & STAPLES RETAILING - 0.8%
     2,300 Aeon Co., Ltd.                            31,587
                                              -------------

           FOOD PRODUCTS - 1.3%
     2,000 Ajinomoto Co., Inc.                       24,011
     2,000 Nippon Meat Packers, Inc.                 24,842
                                              -------------
                                                     48,853
                                              -------------

           GAS UTILITIES - 2.6%
    11,000 Osaka Gas Co., Ltd.                       43,448
    12,000 Tokyo Gas Co., Ltd.                       55,194
                                              -------------
                                                     98,642
                                              -------------

           HEALTH CARE EQUIPMENT &
              SUPPLIES - 0.3%
       400 Sysmex Corp.                              13,035
                                              -------------

           HOUSEHOLD DURABLES - 1.8%
       400 Rinnai Corp.                              28,636
     5,000 Sekisui Chemical Co., Ltd.                41,253
                                              -------------
                                                     69,889
                                              -------------

           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS - 0.7%
     1,000 Electric Power Development
              Co., Ltd.                              26,596
                                              -------------

           INTERNET & CATALOG RETAIL - 2.5%
        27 Rakuten, Inc.                             29,047
     2,800 Start Today Co., Ltd.                     65,521
                                              -------------
                                                     94,568
                                              -------------

           INTERNET SOFTWARE & SERVICES
              - 2.8%
     1,300 Dena Co., Ltd.                            39,001
     1,900 Gree, Inc.                                65,469
                                              -------------
                                                    104,470
                                              -------------


                See Notes to Financial Statements                        Page 37


FIRST TRUST JAPAN ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS - (CONTINUED)
           LEISURE EQUIPMENT &
              PRODUCTS - 3.0%
     3,500 Namco Bandai Holdings, Inc.        $      49,841
     1,800 Nikon Corp.                               40,086
       800 Universal Entertainment Corp.             22,129
                                              -------------
                                                    112,056
                                              -------------

           MACHINERY - 6.6%
     2,000 Ebara Corp.                                6,886
       100 FANUC Corp.                               15,306
    12,000 Hino Motors Ltd.                          72,812
    11,000 IHI Corp.                                 26,727
     4,800 JTEKT Corp.                               47,211
     6,000 NSK Ltd.                                  38,979
    10,000 NTN Corp.                                 40,278
                                              -------------
                                                    248,199
                                              -------------

           MARINE - 3.1%
    20,000 Kawasaki Kisen Kaisha Ltd.                36,120
     8,000 Mitsui OSK Lines Ltd.                     30,975
    19,000 Nippon Yusen K.K.                         48,633
                                              -------------
                                                    115,728
                                              -------------

           MEDIA - 0.3%
         4 CyberAgent, Inc.                          12,998
                                              -------------
           METALS & MINING - 5.0%
    11,000 Daido Steel Co., Ltd.                     69,031
     4,000 Hitachi Metals Ltd.                       43,500
       500 JFE Holdings, Inc.                         9,056
    12,000 Kobe Steel Ltd.                           18,554
     4,000 Nippon Steel Corp.                         9,979
     3,000 Sumitomo Metal Mining Co., Ltd.           38,550
                                              -------------
                                                    188,670
                                              -------------

           MULTILINE RETAIL - 0.4%
     2,000 Takashimaya Co., Ltd.                     14,474
                                              -------------

           OFFICE ELECTRONICS - 0.3%
     1,500 Konica Minolta Holdings, Inc.             11,187
                                              -------------

           OIL, GAS & CONSUMABLE FUELS - 7.5%
    25,000 Cosmo Oil Co., Ltd.                       69,837
       700 Idemitsu Kosan Co., Ltd.                  72,215
       600 Japan Petroleum Exploration Co.           23,465
    10,500 JX Holdings, Inc.                         63,438
     5,000 TonenGeneral Sekiyu K.K.                  54,635
                                              -------------
                                                    283,590
                                              -------------

           PAPER & FOREST PRODUCTS - 0.8%
     6,000 Oji Paper Co., Ltd.                       30,793
                                              -------------

           PHARMACEUTICALS - 1.3%
     4,000 Kyowa Hakko Kirin Co., Ltd.               48,957
                                              -------------

           REAL ESTATE INVESTMENT TRUSTS
              (REITS) - 0.3%
         9 Japan Retail Fund Investment Corp.        13,331
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           REAL ESTATE MANAGEMENT &
              DEVELOPMENT - 1.8%
       800 Daito Trust Construction Co., Ltd  $      68,603
                                              -------------

           ROAD & RAIL - 1.1%
         5 Central Japan Railway Co.                 42,227
                                              -------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT - 0.4%
     2,000 Dainippon Screen Manufacturing
              Co., Ltd.                              16,865
                                              -------------

           SPECIALTY RETAIL - 3.5%
     1,600 K's Holdings Corp.                        63,405
       400 Sanrio Co., Ltd.                          20,555
       690 Yamada Denki Co., Ltd.                    46,977
                                              -------------
                                                    130,937
                                              -------------

           TEXTILES, APPAREL & LUXURY
              GOODS - 0.6%
     1,900 Asics Corp.                               21,428
                                              -------------

           TRADING COMPANIES &
              DISTRIBUTORS - 4.1%
     1,100 Mitsubishi Corp.                          22,225
     2,500 Mitsui & Co Ltd.                          38,881
    15,100 Sojitz Corp.                              23,347
     4,200 Sumitomo Corp.                            56,862
       800 Toyota Tsusho Corp.                       14,147
                                              -------------
                                                    155,462
                                              -------------

           TRANSPORTATION INFRASTRUCTURE - 0.7%
     3,000 Kamigumi Co., Ltd.                        25,882
                                              -------------

           WIRELESS TELECOMMUNICATION
              SERVICES - 2.9%
        10 KDDI Corp.                                64,315
        24 NTT DoCoMo, Inc.                          44,124
                                              -------------
                                                    108,439
                                              -------------
           TOTAL INVESTMENTS -- 99.7%             3,770,870
           (Cost $4,160,919) (c)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.3%                10,392
                                              -------------
           NET ASSETS -- 100.0%               $   3,781,262
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $4,161,212. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $261,046 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $651,388.


Page 38                See Notes to Financial Statements


FIRST TRUST JAPAN ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $3,770,870   $3,770,870    $    --    $    --
                   =============================================


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

     Japan                                         100.0%
                                                   ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Financial Statements                        Page 39


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.2%
           AIR FREIGHT & LOGISTICS - 0.9%
        62 Hyundai Glovis Co., Ltd.           $      10,269
                                              -------------

           AIRLINES - 0.5%
       149 Korean Air Lines Co., Ltd.                 5,591
                                              -------------

           AUTO COMPONENTS - 7.8%
       840 Halla Climate Control Corp.               15,797
       234 Hankook Tire Co., Ltd.                     9,134
        80 Hyundai Mobis                             20,151
       243 Mando Corp.                               43,182
                                              -------------
                                                     88,264
                                              -------------

           AUTOMOBILES - 5.9%
       181 Hyundai Motor Co.                         33,257
       594 Kia Motors Corp.                          34,177
                                              -------------
                                                     67,434
                                              -------------

           BUILDING PRODUCTS - 2.1%
        96 KCC Corp.                                 23,643
                                              -------------

           CHEMICALS - 11.3%
     1,063 Hanwha Chem Corp.                         22,558
        81 Honam Petrochemical Corp.                 20,822
       234 Hyosung Corp.                             10,819
       521 Kolon Industries, Inc.                    28,449
       137 Korea Kumho Petrochemical                 19,795
       798 SKC Co., Ltd.                             26,227
                                              -------------
                                                    128,670
                                              -------------
           COMMERCIAL BANKS - 1.2%
     2,232 Korea Exchange Bank                       14,152
                                              -------------

           CONSTRUCTION & ENGINEERING - 1.9%
       126 Samsung Engineering Co., Ltd.             21,901
                                              -------------

           CONSUMER FINANCE - 2.2%
       745 Samsung Card Co.                          24,999
                                              -------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES - 8.2%
     2,130 KT Corp., ADR                             33,313
     9,266 LG Uplus Corp.                            59,149
                                              -------------
                                                     92,462
                                              -------------

           ELECTRIC UTILITIES - 1.5%
       756 Korea Electric Power Corp. (b)            16,662
                                              -------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS - 4.1%
     1,820 LG Display Co., Ltd.                      38,464
       116 Samsung Electro-Mechanics
              Co., Ltd.                               7,775
                                              -------------
                                                     46,239
                                              -------------

           FOOD PRODUCTS - 5.0%
       228 CJ CheilJedang Corp.                      56,938
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           GAS UTILITIES - 2.8%
       874 Korea Gas Corp.                    $      31,439
                                              -------------

           HOUSEHOLD DURABLES - 2.2%
       396 LG Electronics, Inc.                      25,415
                                              -------------

           INDUSTRIAL CONGLOMERATES - 3.1%
        86 Doosan Corp.                              10,608
       232 SK Holdings Co., Ltd.                     24,216
                                              -------------
                                                     34,824
                                              -------------

           INSURANCE - 0.8%
       193 Dongbu Insurance Co., Ltd.                 8,890
                                              -------------

           IT SERVICES - 2.9%
       330 SK C&C Co., Ltd.                          33,306
                                              -------------

           MACHINERY - 4.3%
       470 Daewoo Shipbuilding & Marine
              Engineering Co., Ltd.                   9,852
        48 Hyundai Heavy Industries Co., Ltd.        10,641
       190 Hyundai Mipo Dockyard                     18,357
     1,020 STX Offshore & Shipbuilding
              Co., Ltd.                               9,855
                                              -------------
                                                     48,705
                                              -------------

           METALS & MINING - 7.7%
     1,050 Dongkuk Steel Mill Co., Ltd.              18,568
     1,053 Hyundai Hysco                             31,929
        83 Hyundai Steel Co.                          6,852
        93 POSCO                                     30,485
                                              -------------
                                                     87,834
                                              -------------

           MULTILINE RETAIL - 5.0%
       124 Hyundai Department Store Co., Ltd.        17,436
        21 Lotte Shopping Co, Ltd.                    6,150
       158 Shinsegae Co., Ltd.                       33,392
                                              -------------
                                                     56,978
                                              -------------

           OIL, GAS & CONSUMABLE FUELS - 1.7%
       275 GS Holdings                               12,027
        78 S-Oil Corp.                                6,729
                                              -------------
                                                     18,756
                                              -------------

           PHARMACEUTICALS - 1.3%
       486 Celltrion, Inc.                           15,218
                                              -------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT - 8.1%
     1,712 Hynix Semiconductor, Inc.                 32,416
        65 Samsung Electronics Co., Ltd.             59,323
                                              -------------
                                                     91,739
                                              -------------

           TOBACCO - 3.0%
       485 KT&G Corp.                                34,056
                                              -------------

           TRADING COMPANIES & DISTRIBUTORS
               - 2.0%
       280 Daewoo International Corp.                 6,993
       262 Samsung C&T Corp.                         15,391
                                              -------------
                                                     22,384
                                              -------------


Page 40                See Notes to Financial Statements


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS - (CONTINUED)
           WIRELESS TELECOMMUNICATION
              SERVICES - 2.7%
     2,215 SK Telecom Co., Ltd., ADR          $      30,146
                                              -------------
           TOTAL INVESTMENTS -- 100.2%            1,136,914
           (Cost $1,495,244) (c)
           NET OTHER ASSETS
              AND LIABILITIES -- (0.2%)              (2,099)
                                              -------------
           NET ASSETS -- 100.0%               $   1,134,815
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $1,499,191. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $54,631 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $416,908.

ADR   American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $1,136,914   $1,136,914    $    --    $    --
                   =============================================


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

     South Korea                                    100.0%
                                                    ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Financial Statements                        Page 41


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- 99.4%
           AUSTRALIA -- 1.4%
     8,505 Amcor Ltd.                         $      62,719
     7,305 Caltex Australia Ltd.                     87,940
    12,512 GPT Group                                 39,288
    13,932 Qantas Airways Ltd. (c)                   20,804
     2,069 Ramsay Health Care Ltd.                   40,800
                                              -------------
                                                    251,551
                                              -------------

           AUSTRIA -- 0.9%
     1,265 OMV AG                                    38,381
     3,117 Strabag SE                                89,206
     1,295 Voestalpine AG                            36,324
                                              -------------
                                                    163,911
                                              -------------

           BELGIUM -- 0.9%
       649 Delhaize Group S.A.                       36,463
     1,892 Elia System Operator S.A. N.V.            73,299
       813 KBC Groep N.V.                            10,240
     1,383 NV Bekaert S.A.                           44,369
                                              -------------
                                                    164,371
                                              -------------

           BERMUDA -- 3.9%
    10,466 Cheung Kong Infrastructure
              Holdings Ltd.                          60,977
     6,300 Dairy Farm International
              Holdings Ltd.                          58,779
    43,048 First Pacific Co., Ltd.                   44,896
     4,483 Guoco Group Ltd.                          41,733
    19,926 Hongkong Land Holdings Ltd.               90,464
     1,018 Jardine Matheson Holdings Ltd.            47,897
     4,030 Jardine Strategic Holdings Ltd.          111,510
    24,085 Kerry Properties Ltd.                     79,698
    23,624 Orient Overseas International Ltd.       137,943
                                              -------------
                                                    673,897
                                              -------------

           CANADA -- 9.9%
     3,407 Alimentation Couche Tard, Inc.           106,014
     1,467 AltaGas Ltd.                              45,850
     1,618 Atco, Ltd.                                95,674
     2,079 Boardwalk Real Estate Investment
              Trust                                 102,935
     5,531 Brookfield Office Properties, Inc.        86,704
     1,645 Dollarama, Inc.                           71,855
     1,039 Empire Co., Ltd.                          60,285
     2,993 Enbridge, Inc.                           111,905
       525 Franco-Nevada Corp.                       19,985
       984 Genworth MI Canada, Inc.                  19,801
       957 IAMGOLD Corp.                             15,199
     1,806 Inmet Mining Corp.                       116,116
     1,393 Intact Financial Corp.                    80,032
     6,607 Jean Coutu Group PJC (The), Inc.          82,689
    35,846 Katanga Mining Ltd. (c)                   41,168
     1,772 Keyera Corp.                              86,969
    21,951 Lundin Mining Corp. (c)                   83,387
     1,148 Magna International, Inc.                 38,314
     3,661 Nexen, Inc.                               58,253
     1,553 Pembina Pipeline Corp.                    45,214


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           CANADA -- (CONTINUED)
     1,277 Penn West Petroleum Ltd.           $      25,308
       966 Petrominerales Ltd.                       15,703
     4,690 Research In Motion Ltd. (c)               68,134
       539 Sino-Forest Corp. (c) (d)                    716
       815 Tim Hortons, Inc.                         39,488
       739 Trilogy Energy Corp.                      27,253
     7,773 Viterra, Inc.                             81,946
     5,571 Yamana Gold, Inc.                         82,136
                                              -------------
                                                  1,709,033
                                              -------------

           CAYMAN ISLANDS -- 0.6%
    17,936 ENN Energy Holdings Ltd.                  57,504
   143,421 GCL-Poly Energy Holdings Ltd.             40,072
                                              -------------
                                                     97,576
                                              -------------

           DENMARK -- 0.5%
        12 AP Moller - Maersk A.S.                   79,238
                                              -------------

           FINLAND -- 1.5%
     8,769 Neste Oil Oyj                             88,591
    16,200 Stora Enso Oyj                            97,046
     6,724 UPM-Kymmene Oyj                           74,067
                                              -------------
                                                    259,704
                                              -------------

           FRANCE -- 5.5%
     1,302 Arkema S.A.                               92,186
       260 Bollore                                   50,986
       631 Cie Generale des Etablissements
              Michelin                               37,306
       679 Ciments Francais S.A.                     52,558
       136 Eramet                                    16,636
       315 Euler Hermes S.A.                         18,654
       271 Fonciere Des Regions                      17,399
     1,086 Gecina S.A.                               91,372
       190 Hermes International                      56,651
     1,219 Icade                                     95,919
     2,640 Peugeot S.A.                              41,383
     2,857 Renault S.A.                              99,109
       857 Total S.A.                                43,817
       107 Unibail-Rodamco SE                        19,238
     2,784 Vivendi S.A.                              60,973
     1,204 Wendel S.A.                               80,261
       984 Zodiac Aerospace                          83,401
                                              -------------
                                                    957,849
                                              -------------

           GERMANY -- 2.7%
     1,501 Aurubis AG                                80,047
     5,875 Deutsche Lufthansa AG                     69,848
     2,548 Infineon Technologies AG                  19,182
       391 Lanxess AG                                20,245
       244 MAN SE                                    21,698
     1,075 SGL Carbon SE (c)                         53,002
       362 SMA Solar Technology AG                   20,226
     1,330 Suedzucker AG                             42,436
       615 Volkswagen AG                             82,511
       634 Wacker Chemie AG                          51,003
                                              -------------
                                                    460,198
                                              -------------


Page 42                See Notes to Financial Statements


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (CONTINUED)
           GREECE -- 0.4%
     4,838 Hellenic Petroleum S.A.            $      39,891
     7,115 Public Power Corp. S.A.                   34,997
                                              -------------
                                                     74,888
                                              -------------

           HONG KONG -- 8.8%
    47,234 Cathay Pacific Airways Ltd.               81,008
   248,555 Champion Real Estate Investment
              Trust                                  93,769
     8,968 Cheung Kong Holdings Ltd.                106,866
     6,276 CLP Holdings Ltd.                         53,414
   151,491 Fosun International Ltd.                  78,022
    17,645 Henderson Land Development
              Co., Ltd.                              87,696
    33,396 Hopewell Holdings Ltd.                    85,397
    12,556 Hutchison Whampoa Ltd.                   105,568
    32,111 Hysan Development Co., Ltd.              105,430
    30,229 Link REIT                                111,316
   108,961 New World Development Ltd.                87,824
   171,597 Shougang Fushan Resources
              Group Ltd.                             57,666
    64,977 Sino Land Co., Ltd.                       92,530
     8,454 Sun Hung Kai Properties Ltd.             105,966
     9,212 Swire Pacific Ltd.                       111,257
    19,447 Wharf Holdings Ltd.                       88,138
    32,436 Wheelock & Co., Ltd.                      80,353
                                              -------------
                                                  1,532,220
                                              -------------

           IRELAND -- 0.5%
     1,490 Paddy Power PLC                           85,854
                                              -------------

           ITALY -- 1.5%
     2,594 Davide Campari-Milano S.p.A               17,275
    75,685 Edison S.p.A (c)                          80,333
     4,284 Enel S.p.A                                17,434
     2,152 ENI S.p.A                                 44,597
     1,919 Exor S.p.A                                38,625
    10,430 Fiat S.p.A                                47,927
     5,449 Finmeccanica S.p.A                        20,158
                                              -------------
                                                    266,349
                                              -------------
           JAPAN -- 25.7%
     4,400 Aeon Co., Ltd.                            60,427
     1,000 Ajinomoto Co., Inc.                       12,005
       300 Alfresa Holdings Corp                     12,649
     2,000 Asahi Kasei Corp.                         12,057
       900 Bridgestone Corp.                         20,405
     3,800 Century Tokyo Leasing Corp.               71,838
     1,000 Coca-Cola West Co., Ltd.                  17,346
    21,000 Cosmo Oil Co., Ltd.                       58,663
     8,000 Daicel Chemical Industries Ltd.           48,749
     7,000 Daido Steel Co., Ltd.                     43,929
     1,000 Daihatsu Motor Co., Ltd.                  17,852
     7,100 Dainippon Sumitomo Pharma
              Co., Ltd.                              80,903
     1,000 Daito Trust Construction Co., Ltd         85,753
     7,000 Daiwa House Industry Co., Ltd.            83,493
       300 Dena Co., Ltd.                             9,000


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           JAPAN -- (CONTINUED)
     2,900 Dentsu, Inc.                       $      88,509
       700 Don Quijote Co., Ltd.                     24,020
     2,600 Exedy Corp.                               75,029
    10,000 Fuji Heavy Industries Ltd.                60,417
     1,700 FUJIFILM Holdings Corp.                   40,266
     3,000 Gree, Inc.                               103,372
     1,330 Hakuhodo DY Holdings, Inc.                76,380
    12,000 Hino Motors Ltd.                          72,812
     5,300 Hitachi Transport System Ltd.             91,036
     1,900 House Foods Corp.                         35,746
       900 Ibiden Co., Ltd.                          17,798
       800 Idemitsu Kosan Co., Ltd.                  82,531
     1,700 Itochu Techno-Solutions Corp.             76,314
         3 Japan Tobacco, Inc.                       14,110
     3,500 JS Group Corp.                            67,076
     3,500 JX Holdings, Inc.                         21,146
     2,500 K's Holdings Corp.                        99,071
    18,000 Kajima Corp.                              55,194
     1,200 Kakaku.com, Inc.                          43,999
     2,100 Kansai Electric Power Co., Inc.           32,224
         9 KDDI Corp.                                57,883
     5,300 Kewpie Corp.                              75,404
    11,000 Kobe Steel Ltd.                           17,008
       700 Konami Corp.                              20,964
        11 M3, Inc.                                  49,594
       300 Meiji Holdings Co., Ltd.                  12,454
       900 Miraca Holdings, Inc.                     35,841
     8,500 Mitsubishi Chemical Holdings Corp.        46,827
    57,000 Mitsubishi Motors Corp. (c)               67,394
     2,700 Mitsui & Co Ltd.                          41,992
    11,000 Mitsui Chemicals, Inc.                    33,587
     7,100 Namco Bandai Holdings, Inc.              101,106
     2,500 Nikon Corp.                               55,675
     9,000 Nippon Electric Glass Co., Ltd.           89,105
     9,000 Nippon Express Co., Ltd.                  35,081
     1,600 Nippon Paper Group, Inc.                  34,925
     2,000 Nippon Shokubai Co., Ltd.                 21,490
     1,100 Nippon Telegraph & Telephone
              Corp.                                  56,240
       150 Nitori Holdings Co., Ltd.                 14,071
     8,000 Obayashi Corp.                            35,549
    16,000 Oji Paper Co., Ltd.                       82,115
       250 ORIX Corp.                                20,659
    12,000 Osaka Gas Co., Ltd.                       47,398
       200 Otsuka Corp.                              13,773
     3,000 Park24 Co., Ltd.                          39,836
        34 Rakuten, Inc.                             36,578
    10,000 Rengo Co., Ltd.                           69,772
       300 Rinnai Corp.                              21,477
     8,000 Sekisui Chemical Co., Ltd.                66,004
       100 Shimamura Co., Ltd.                       10,225
     9,000 Showa Denko KK                            18,242
     5,400 Showa Shell Sekiyu K.K.                   36,414
     3,500 Start Today Co., Ltd.                     81,901
     1,700 Sumitomo Corp.                            23,016
     3,000 Sumitomo Metal Mining Co., Ltd.           38,550
     7,400 Sumitomo Rubber Industries Ltd.           88,840


                See Notes to Financial Statements                        Page 43


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (CONTINUED)
           JAPAN -- (CONTINUED)
     2,500 Sundrug Co., Ltd.                  $      75,749
    20,000 Taisei Corp.                              50,672
     1,000 TDK Corp.                                 44,306
    16,000 Toho Gas Co., Ltd.                       101,865
     1,700 Tokyo Broadcasting System
              Holdings, Inc.                         21,867
     7,000 Tokyu Land Corp.                          26,467
     8,000 TonenGeneral Sekiyu K.K.                  87,416
     7,000 TOTO Ltd.                                 54,025
     1,000 Toyo Suisan Kaisha Ltd.                   24,232
     2,100 Toyota Tsusho Corp.                       37,135
    28,000 Ube Industries Ltd./Japan                 76,762
       300 Unicharm Corp.                            14,792
        55 United Urban Investment Corp.             62,386
       300 West Japan Railway Co.                    13,038
       540 Yamada Denki Co., Ltd.                    36,765
     5,300 Yamato Holdings Co., Ltd.                 89,315
     7,000 Yamazaki Baking Co., Ltd.                 91,951
     8,100 Yokogawa Electric Corp. (c)               73,144
    12,000 Yokohama Rubber (The) Co., Ltd.           67,355
                                              -------------
                                                  4,458,351
                                              -------------

           JERSEY - 0.7%
     5,694 Charter International PLC                 83,572
       197 Randgold Resources Ltd.                   20,148
       608 Shire PLC                                 21,181
                                              -------------
                                                    124,901
                                              -------------

           LUXEMBOURG -- 0.4%
     1,177 ArcelorMittal                             21,527
     2,749 Ternium S.A., ADR                         50,554
                                              -------------
                                                     72,081
                                              -------------

           MAURITIUS -- 0.7%
   205,208 Golden Agri-Resources Ltd.               113,112
                                              -------------

           NETHERLANDS -- 1.0%
     2,014 European Aeronautic Defence
              and Space Co. N.V.                     62,957
     1,193 Gemalto NV                                58,032
     1,300 Koninklijke DSM NV                        60,325
                                              -------------
                                                    181,314
                                              -------------

           NEW ZEALAND - 0.6%
    63,064 Telecom Corp. of New Zealand Ltd.        101,595
                                              -------------

           NORWAY -- 0.8%
     1,989 Fred Olsen Energy ASA                     66,852
    12,422 Norsk Hydro ASA                           57,621
       884 Statoil ASA                               22,690
                                              -------------
                                                    147,163
                                              -------------

           PORTUGAL -- 1.1%
    26,950 Brisa Auto-Estradas de Portugal S.A.      88,780
     2,422 Jeronimo Martins SGPS S.A. (c)            40,097
    10,350 Portugal Telecom SGPS S.A.                59,617
                                              -------------
                                                    188,494
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           SINGAPORE -- 2.6%
   124,938 CapitaCommercial Trust             $     101,615
     2,000 Jardine Cycle & Carriage Ltd.             74,193
    37,630 Keppel Land Ltd.                          64,402
    91,286 Neptune Orient Lines Ltd.                 79,171
    44,498 Suntec Real Estate Investment Trust       36,877
    29,294 UOL Group Ltd.                            90,334
                                              -------------
                                                    446,592
                                              -------------

           SOUTH KOREA -- 12.7%
     1,020 Celltrion, Inc.                           31,940
     6,060 Cheil Worldwide, Inc.                     99,061
       387 CJ CheilJedang Corp.                      96,646
     1,150 CJ Corp.                                  76,386
     2,185 Dongbu Insurance Co., Ltd.               100,650
     1,340 Green Cross Holdings Corp.                17,108
     3,690 Halla Climate Control Corp.               69,391
       548 Hankook Tire Co., Ltd.                    21,391
     3,160 Hynix Semiconductor, Inc.                 59,833
       642 Hyundai Glovis Co., Ltd.                 106,331
       242 Hyundai Heavy Industries Co., Ltd.        53,650
     2,436 Hyundai Hysco                             73,863
     2,326 Hyundai Marine & Fire Insurance
              Co., Ltd.                              69,223
        65 Hyundai Mobis                             16,373
       535 Hyundai Motor Co.                         98,301
       254 Hyundai Steel Co.                         20,969
       299 KCC Corp.                                 73,638
     1,574 Kia Motors Corp.                          90,563
       730 Korea Gas Corp.                           26,259
     1,900 KT Corp.                                  58,430
     1,119 LG Corp.                                  59,268
     4,592 LG Display Co., Ltd.                      97,049
       335 LG Electronics, Inc.                      21,500
       210 LG Household & Health Care Ltd.           88,311
    17,620 LG Uplus Corp.                           112,476
       468 Mando Corp.                               83,164
        89 Orion Corp/Republic of South Korea        52,053
       244 POSCO                                     79,983
     2,148 Samsung Card Co.                          72,079
        81 Samsung Electronics Co., Ltd.             73,925
       192 Samsung Engineering Co., Ltd.             33,373
     1,807 Seah Besteel Corp.                        71,703
       779 SK C&C Co., Ltd.                          78,622
     2,070 SK Networks Co., Ltd.                     18,035
                                              -------------
                                                  2,201,547
                                              -------------

           SPAIN -- 2.2%
     2,259 Corp. Financiera Alba                     88,394
     2,231 Ebro Foods S.A.                           41,440
     1,634 Endesa S.A.                               33,524
     3,311 Ferrovial S.A.                            39,965
     3,390 Grifols S.A. (c)                          57,044
    16,010 International Consolidated
              Airlines Group S.A. (c)                36,652
     2,867 Repsol YPF S.A.                           88,082
                                              -------------
                                                    385,101
                                              -------------


Page 44                See Notes to Financial Statements


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (CONTINUED)
           SWEDEN -- 3.5%
     7,350 Boliden AB                         $     107,351
     1,964 Hufvudstaden AB                           19,994
     9,083 Industrivarden AB                        108,374
     5,415 Investor AB                              101,045
     5,151 Kinnevik Investment AB                   100,385
     2,722 Lundbergforetagen AB                      80,304
     3,370 Lundin Petroleum AB (c)                   82,867
                                              -------------
                                                    600,320
                                              -------------

           UNITED KINGDOM -- 8.4%
     1,652 Anglo American PLC                        61,041
     2,207 Associated British Foods PLC              37,946
     2,060 Berkeley Group Holdings PLC (c)           40,826
     9,464 BP PLC                                    67,689
    10,369 British Land Co., PLC                     74,484
     5,660 Cookson Group PLC                         44,745
     3,427 Derwent London PLC                        83,033
     7,664 Drax Group PLC                            64,873
     1,546 Fresnillo PLC                             36,666
     9,720 Hammerson PLC                             54,348
     2,838 Imperial Tobacco Group PLC               107,331
     4,459 J Sainsbury PLC                           20,977
     9,610 Land Securities Group PLC                 94,853
    15,504 Logica PLC                                14,857
     2,586 Mondi PLC                                 18,275
     1,454 Next PLC                                  61,809
     2,051 Rightmove PLC                             39,628
       849 Rio Tinto PLC                             41,207
       614 Royal Dutch Shell PLC                     22,611
     4,764 Scottish and Southern Energy PLC          95,524
    16,805 Sports Direct International PLC (c)       55,699
    11,858 St. James's Place PLC                     59,764
    16,084 Stagecoach Group PLC                      67,898
     1,818 Unilever PLC                              61,075
    10,838 William Hill PLC                          34,137
     4,220 WM Morrison Supermarkets PLC              21,380
     4,528 Xstrata PLC                               68,779
                                              -------------
                                                  1,451,455
                                              -------------
           TOTAL INVESTMENTS -- 99.4%            17,248,665
           (Cost $18,497,991) (e)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.6%                95,921
                                              -------------
           NET ASSETS -- 100.0%               $  17,344,586
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(e) Aggregate cost for federal income tax purposes is $18,562,988. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $365,911 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,680,234.

ADR   American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks:
   Canada          $ 1,709,032  $ 1,708,316   $   716    $    --
   Other Country
      Categories*   15,539,633   15,539,633        --         --
                   ---------------------------------------------
TOTAL
   COMMON STOCKS   $17,248,665  $17,247,949   $   716    $    --
                   ==============================================


* See the Portfolio of Investments for the country breakout. Country categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.


                See Notes to Financial Statements                        Page 45


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

   Real Estate Management & Development               9.1%
   Metals & Mining                                    8.3
   Oil, Gas & Consumable Fuels                        7.7
   Real Estate Investment Trusts (REITs)              6.2
   Food Products                                      4.5
   Diversified Financial Services                     4.0
   Automobiles                                        3.5
   Food & Staples Retailing                           3.2
   Industrial Conglomerates                           3.0
   Auto Components                                    3.0
   Chemicals                                          2.8
   Diversified Telecommunication Services             2.6
   Electric Utilities                                 2.3
   Electronic Equipment, Instruments & Components     2.1
   Insurance                                          1.9
   Media                                              1.9
   Paper & Forest Products                            1.8
   Construction & Engineering                         1.8
   Marine                                             1.7
   Air Freight & Logistics                            1.4
   Gas Utilities                                      1.3
   Machinery                                          1.3
   Specialty Retail                                   1.2
   Semiconductors & Semiconductor Equipment           1.2
   Airlines                                           1.2
   Road & Rail                                        1.2
   Building Products                                  1.1
   IT Services                                        1.1
   Aerospace & Defense                                1.0
   Hotels, Restaurants & Leisure                      0.9
   Multiline Retail                                   0.9
   Leisure Equipment & Products                       0.9
   Internet Software & Services                       0.9
   Pharmaceuticals                                    0.9
   Household Durables                                 0.9
   Independent Power Producers & Energy Traders       0.8
   Containers & Packaging                             0.8
   Tobacco                                            0.7
   Trading Companies & Distributors                   0.7
   Internet & Catalog Retail                          0.7
   Household Products                                 0.6
   Electrical Equipment                               0.6
   Multi-Utilities                                    0.6
   Health Care Providers & Services                   0.5
   Transportation Infrastructure                      0.5
   Distributors                                       0.4
   Consumer Finance                                   0.4
   Communications Equipment                           0.4
   Energy Equipment & Services                        0.4
   Computers & Peripherals                            0.3
   Wireless Telecommunication Services                0.3
   Biotechnology                                      0.3
   Textiles, Apparel & Luxury Goods                   0.3
   Construction Materials                             0.3
   Health Care Technology                             0.3
   Commercial Services & Supplies                     0.2
   Beverages                                          0.2
   Software                                           0.1
   Thrifts & Mortgage Finance                         0.1
   Commercial Banks                                   0.1
   Net Other Assets and Liabilities                   0.6
                                                    ------
                                                    100.0%
                                                    ======


CURRENCY EXPOSURE DIVERSIFICATION AS A PERCENTAGE OF TOTAL
INVESTMENTS:

   Japanese Yen                                      25.8%
   Euro                                              18.4
   South Korean Won                                  12.8
   Hong Kong Dolllar                                 11.6
   Canadian Dollar                                    9.9
   British Pound Sterling                             9.3
   Swedish Krona                                      3.5
   Singapore Dollar                                   3.2
   US Dollar                                          2.1
   Australian Dollar                                  1.5
   Norwegian Krone                                    0.8
   New Zealand Dollar                                 0.6
   Danish Krone                                       0.5
                                                    ------
                                                    100.0%
                                                    ======


Page 46                See Notes to Financial Statements


FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           COMMON STOCKS (b) -- 99.2%
           BERMUDA -- 3.2%
   309,750 China Foods Ltd.                   $     241,288
    38,180 China Resources Gas Group Ltd.            54,567
   230,285 China Yurun Food Group Ltd.              302,437
    15,619 VimpelCom Ltd., ADR                      147,912
                                              -------------
                                                    746,204
                                              -------------

           BRAZIL -- 15.3%
     5,499 Amil Participacoes S.A.                   48,491
     4,791 BR Malls Participacoes S.A.               46,593
     5,565 Bradespar S.A.                            94,652
    41,961 Brasil Telecom S.A.                      245,028
    12,626 Braskem S.A.                              86,739
    14,303 BRF - Brasil Foods S.A.                  279,581
    15,040 CCR S.A.                                  98,641
     6,321 Cia de Saneamento Basico do
              Estado de Sao Paulo                   176,514
    15,475 Cia de Saneamento de Minas
              Gerais-Copasa MG                      277,407
     2,713 Cia Paranaense de Energia                 56,642
    19,210 Cosan S.A. Industria e Comercio          278,376
    13,339 EcoRodovias Infraestrutura e
              Logistica S.A.                         99,871
    12,938 Eletropaulo Metropolitana
              Eletricidade de Sao Paulo S.A.        253,455
     6,443 Fibria Celulose S.A.                      47,963
    53,113 Klabin S.A.                              228,051
     9,558 MRV Engenharia e Participacoes S.A.       54,890
     3,047 Obrascon Huarte Lain Brasil S.A.          99,757
     9,936 Odontoprev S.A.                          141,851
    19,280 Petroleo Brasileiro S.A.                 222,374
    33,036 Suzano Papel e Celulose S.A.             119,506
     3,190 TAM S.A.                                  61,122
     5,169 Tele Norte Leste Participacoes S.A.       48,716
     4,762 Telemar Norte Leste S.A.                 114,450
    15,604 Ultrapar Participacoes S.A.              268,079
     4,699 Vale S.A.                                 95,382
                                              -------------
                                                  3,544,131
                                              -------------

           CAYMAN ISLANDS -- 6.6%
   301,159 Agile Property Holdings Ltd.             269,882
    31,500 China Mengniu Dairy Co., Ltd.             73,654
    70,707 China Shanshui Cement Group Ltd.          47,159
   177,618 Country Garden Holdings Co.               66,550
   632,751 Evergrande Real Estate Group Ltd.        262,336
    72,891 Kingboard Chemical Holdings Ltd.         215,390
 2,296,623 Renhe Commercial Holdings
              Co., Ltd.                             263,177
   260,342 Shimao Property Holdings Ltd.            221,237
   154,707 Soho China Ltd.                          103,183
                                              -------------
                                                  1,522,568
                                              -------------

           CHILE -- 0.6%
     7,791 ENTEL Chile S.A.                         144,722
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           CHINA -- 9.2%
   141,750 Air China Ltd.                     $     104,945
   157,500 China Eastern Airlines Corp.
              Ltd. (c)                               55,970
   250,047 China Petroleum & Chemical Corp.         263,678
   244,125 China Railway Group Ltd.                  76,381
 1,276,945 China Shipping Container Lines
              Co., Ltd. (c)                         291,014
   315,504 China Southern Airlines Co.,
              Ltd. (c)                              159,649
    78,750 China Telecom Corp., Ltd.                 44,817
    85,327 Great Wall Motor Co., Ltd.               124,586
   490,247 Guangshen Railway Co., Ltd.              173,587
   265,360 Guangzhou R&F Properties Co., Ltd.       210,126
   139,230 Jiangxi Copper Co., Ltd.                 300,453
   548,795 Sinopec Shanghai Petrochemical
              Co., Ltd.                             181,599
    65,919 Yanzhou Coal Mining Co., Ltd.            140,723
                                              -------------
                                                  2,127,528
                                              -------------

           COLOMBIA - 0.2%
    24,592 Ecopetrol S.A.                            53,472
                                              -------------

           EGYPT -- 1.3%
   233,408 Orascom Telecom Holding
              SAE (c) (d)                           133,065
    79,909 Telecom Egypt                            174,638
                                              -------------
                                                    307,703
                                              -------------

           HONG KONG -- 7.8%
   183,036 China Everbright Ltd.                    286,104
    56,320 China Merchants Holdings
              International Co., Ltd.               163,160
   120,750 China Unicom Hong Kong Ltd.              254,355
   104,916 Citic Pacific Ltd.                       189,121
    59,178 CNOOC Ltd.                               103,778
   239,484 Guangdong Investment Ltd.                144,925
   366,070 Lenovo Group Ltd.                        244,154
   651,000 Minmetals Resources Ltd. (c)             275,769
    52,500 Shanghai Industrial Holdings Ltd.        144,320
                                              -------------
                                                  1,805,686
                                              -------------

           HUNGARY -- 0.9%
    22,179 Magyar Telekom
              Telecommunications PLC                 47,267
     2,184 MOL Hungarian Oil and
              Gas PLC (c)                           155,596
                                              -------------
                                                    202,863
                                              -------------

           INDONESIA -- 2.1%
   233,625 Bank Negara Indonesia Persero
              Tbk PT                                 97,907
    19,681 Bayan Resources Tbk PT                    39,069
   543,375 Charoen Pokphand Indonesia
              Tbk PT                                128,840
    19,681 PT Astra International Tbk               160,617
    19,681 United Tractors Tbk PT                    57,193
                                              -------------
                                                    483,626
                                              -------------


                See Notes to Financial Statements                        Page 47


FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (CONTINUED)
           JERSEY - 0.6%
   227,660 United Co., RUSAL PLC (c)          $     144,218
                                              -------------

           MALAYSIA -- 1.7%
    29,200 Hong Leong Financial Group Bhd           107,404
     8,100 Kuala Lumpur Kepong Bhd                   58,003
    39,800 Petronas Dagangan Bhd                    223,483
                                              -------------
                                                    388,890
                                              -------------

           MEXICO -- 3.5%
     9,493 Alfa SAB de C.V.                         103,462
    11,167 Coca-Cola Femsa SAB de C.V.              106,431
     7,605 Fomento Economico Mexicano
              SAB de C.V.                            53,152
     1,949 Grupo Elektra SA de C.V.                 195,533
     6,702 Industrias Penoles SAB de C.V.           295,360
    16,275 Mexichem SAB de C.V.                      50,966
                                              -------------
                                                    804,904
                                              -------------

           MOROCCO - 0.8%
     8,248 Banque Centrale Populaire                190,586
                                              -------------

           PHILIPPINES -- 3.1%
   708,200 Petron Corp.                             203,543
   295,600 Philex Mining Corp.                      140,585
    74,370 San Miguel Corp.                         198,139
   157,050 Universal Robina Corp.                   171,953
                                              -------------
                                                    714,220
                                              -------------

           POLAND -- 3.1%
    10,140 Enea S.A.                                 52,890
     6,233 KGHM Polska Miedz S.A.                   199,765
    16,796 PGE S.A.                                 100,750
    17,892 Polski Koncern Naftowy
              Orlen S.A. (c)                        175,762
    80,601 Polskie Gornictwo Naftowe i
              Gazownictwo S.A.                       95,295
    64,008 Tauron Polska Energia S.A.                99,233
                                              -------------
                                                    723,695
                                              -------------

           RUSSIA -- 7.2%
    51,199 Gazprom OAO                              272,450
 1,445,749 IDGC Holding JSC (c)                     103,524
95,127,608 Inter Rao Ues OAO                        105,592
     4,873 Lukoil OAO                               257,738
 5,191,551 Moscow Integrated Electricity
              Distribution Co.                      257,999
 2,461,710 Mosenergo OAO                            130,210
     4,406 NovaTek OAO                               53,897
    43,030 Rostelecom OJSC (c)                      203,579
    59,009 Tatneft                                  291,050
                                              -------------
                                                  1,676,039
                                              -------------

           SINGAPORE - 0.6%
   214,000 Yangzijiang Shipbuilding
              Holdings Ltd                          150,129
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           SOUTH AFRICA -- 12.2%
     7,996 Bidvest Group Ltd.                 $     153,331
     8,311 Capitec Bank Holdings Ltd.               183,257
    20,141 Discovery Holdings Ltd.                  108,532
     3,193 Gold Fields Ltd.                          49,284
    24,924 Liberty Holdings Ltd.                    245,393
    41,324 Life Healthcare Group
              Holdings Ltd.                         105,657
    23,729 Mediclinic International Ltd.             98,766
    17,782 Mr. Price Group Ltd.                     175,780
    49,838 Redefine Properties Ltd. (c)              45,686
    18,000 Remgro Ltd.                              264,495
    78,521 RMB Holdings Ltd.                        265,543
    73,707 Sanlam Ltd.                              263,415
     5,777 Santam Ltd.                              101,841
    14,051 Shoprite Holdings Ltd.                   237,067
    12,427 Spar Group (The) Ltd.                    167,164
    12,451 Telkom SA Ltd.                            44,806
     4,411 Vodacom Group Ltd.                        48,631
    56,968 Woolworths Holdings Ltd.                 275,221
                                              -------------
                                                  2,833,869
                                              -------------

           TAIWAN - 7.9%
   228,524 Advanced Semiconductor
              Engineering, Inc.                     195,436
     7,465 Asustek Computer, Inc.                    53,119
    33,724 Catcher Technology Co., Ltd.             156,454
    22,910 Cheng Shin Rubber Industry
              Co., Ltd.                              49,549
   182,634 China Petrochemical Development
              Corp.                                 162,522
   117,410 E Ink Holdings, Inc.                     153,135
    46,535 Hotai Motor Co., Ltd.                    223,571
    43,910 President Chain Store Corp.              239,232
    49,875 Quanta Computer, Inc.                    104,905
   151,535 Uni-President Enterprises Corp.          221,411
   663,730 United Microelectronics Corp.            278,335
                                              -------------
                                                  1,837,669
                                              -------------

           THAILAND - 6.4%
    35,900 Advanced Info Service PCL                159,796
     6,150 Banpu PCL                                106,380
    67,700 Big C Supercenter PCL                    257,374
   128,200 CP ALL PCL                               210,180
    56,400 Indorama Ventures PCL                     52,264
   879,800 IRPC PCL                                 113,720
    31,155 PTT Global Chemical PCL (c)               60,208
    12,300 PTT PCL                                  123,916
   121,600 Thai Oil PCL                             225,363
    12,000 Total Access Communication PCL            26,422
    71,700 Total Access Communication
              PCL - Foreign                         157,869
                                              -------------
                                                  1,493,492
                                              -------------


Page 48                See Notes to Financial Statements


FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
DECEMBER 31, 2011

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (CONTINUED)
           TURKEY - 4.9%
     5,374 Bim Birlesik Magazalar A.S.        $     149,674
    14,578 Coca-Cola Icecek A.S.                    174,781
    21,206 Ford Otomotiv Sanayi A.S.                172,123
    53,315 KOC Holding A.S.                         160,652
    12,458 Koza Altin Isletmeleri A.S.              165,886
     7,184 Tupras Turkiye Petrol
              Rafinerileri A.S.                     152,446
   103,631 Turkiye Sise ve Cam
              Fabrikalari A.S.                      156,684
                                              -------------
                                                  1,132,246
                                              -------------
           TOTAL INVESTMENTS -- 99.2%            23,028,460
           (Cost $24,307,710) (e)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.8%               187,766
                                              -------------
           NET ASSETS -- 100.0%               $  23,216,226
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(e) Aggregate cost for federal income tax purposes is $24,361,013. As of December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $513,574 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,846,127.

ADR   American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks:
   Egypt           $   307,703  $   174,638  $133,065    $    --
   Other Country
      Categories*   22,720,757   22,720,757        --         --
                   ---------------------------------------------
TOTAL
   COMMON STOCKS   $23,028,460  $22,895,395  $133,065    $    --
                   ==============================================

* See the Portfolio of Investments for the country breakout. Country categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     Oil, Gas & Consumable Fuels                     15.3%
     Metals & Mining                                  7.6
     Food Products                                    7.6
     Real Estate Management & Development             6.4
     Food & Staples Retailing                         5.4
     Diversified Telecommunication Services           5.1
     Electric Utilities                               5.0
     Wireless Telecommunication Services              3.5
     Diversified Financial Services                   3.5
     Industrial Conglomerates                         3.2
     Insurance                                        3.1
     Water Utilities                                  2.6
     Specialty Retail                                 2.6
     Chemicals                                        2.6
     Commercial Banks                                 2.5
     Computers & Peripherals                          2.4
     Beverages                                        2.3
     Semiconductors & Semiconductor Equipment         2.0
     Transportation Infrastructure                    2.0
     Automobiles                                      2.0
     Health Care Providers & Services                 1.7
     Airlines                                         1.6
     Electronic Equipment, Instruments & Components   1.6
     Marine                                           1.3
     Multiline Retail                                 1.2
     Containers & Packaging                           1.0
     Household Durables                               0.9
     Machinery                                        0.9
     Road & Rail                                      0.7
     Paper & Forest Products                          0.7
     Construction & Engineering                       0.3
     Gas Utilities                                    0.2
     Auto Components                                  0.2
     Construction Materials                           0.2
     Net Other Assets and Liabilities                 0.8
                                                    ------
                                                    100.0%
                                                    ======


                See Notes to Financial Statements                        Page 49


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                                                         FIRST TRUST
                                                                        ASIA PACIFIC         FIRST TRUST         FIRST TRUST
                                                                          EX-JAPAN             EUROPE           LATIN AMERICA
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND   ALPHADEX(R) FUND
                                                                      ------------------  ------------------ ------------------

ASSETS:
Investments, at value...............................................   $     2,288,074     $     5,357,222    $     2,422,138
Cash  ..............................................................             1,376              39,369                 --
Foreign currency....................................................                --                  --              8,155
Receivables:
      Dividends.....................................................             3,401               3,071              5,951
      Dividend reclaims.............................................                --               2,589                 --
                                                                       ---------------     ---------------    ---------------
           TOTAL ASSETS .............................................        2,292,851           5,402,251          2,436,244
                                                                       ---------------     ---------------    ---------------

LIABILITIES:
Payables:
      Due to custodian..............................................             3,489                 404             10,601
      Investment advisory fees......................................             1,590               2,800              1,681
      Investment securities purchased...............................                --                  --                 --
                                                                       ---------------     ---------------    ---------------
           TOTAL LIABILITIES ........................................            5,079               3,204             12,282
                                                                       ---------------     ---------------    ---------------

NET ASSETS ..........................................................  $     2,287,772     $     5,399,047    $     2,423,962
                                                                       ===============     ===============    ===============

NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $     2,972,264     $     6,017,790    $     3,025,337
Par value...........................................................             1,000               2,500              1,000
Accumulated net investment income (loss)............................            (4,384)               (659)            (2,231)
Accumulated net realized gain (loss) on investments and foreign
   currency transactions............................................          (387,313)           (358,868)          (306,041)
Net unrealized appreciation (depreciation) on investments and foreign
   currency translation.............................................          (293,795)           (261,716)          (294,103)
                                                                       ---------------     ---------------    ---------------

NET ASSETS ..........................................................  $     2,287,772     $     5,399,047    $     2,423,962
                                                                       ===============     ===============    ===============

NET ASSET VALUE, per share ..........................................  $         22.88     $         21.60    $         24.24
                                                                       ===============     ===============    ===============

Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................           100,002             250,002            100,002
                                                                       ===============     ===============    ===============

Investments, at cost................................................   $     2,581,870     $     5,618,663    $     2,716,187
                                                                       ===============     ===============    ===============

Foreign currency at cost (proceeds).................................   $        (3,479)    $          (408)   $         8,146
                                                                       ===============     ===============    ===============


Page 50                See Notes to Financial Statements


                                                                                         FIRST TRUST          FIRST TRUST
    FIRST TRUST           FIRST TRUST          FIRST TRUST         FIRST TRUST            DEVELOPED            EMERGING
      BRAZIL                 CHINA                JAPAN            SOUTH KOREA          MARKETS EX-US           MARKETS
  ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND    ALPHADEX(R) FUND      ALPHADEX(R) FUND       ALPHADEX(R) FUND
-------------------   ------------------   ------------------  ------------------    ------------------     ------------------


  $     6,905,623      $     2,951,728      $     3,770,870     $     1,136,914       $    17,248,665        $    23,028,460
               --                  181               10,375                  --                89,295                 49,420
           29,012                   --                   --                  --                    --                112,194

           19,030                   --                2,560                  --                20,472                 48,877
               --                   --                   --                  --                 1,891                    460
  ---------------      ---------------      ---------------     ---------------       ---------------        ---------------
        6,953,665            2,951,909            3,783,805           1,136,914            17,360,323             23,239,411
  ---------------      ---------------      ---------------     ---------------       ---------------        ---------------



           36,703                   --                   --               1,285                 6,326                     --
            4,771                2,028                2,543                 814                 9,411                 13,959
               --                   --                   --                  --                    --                  9,226
  ---------------      ---------------      ---------------     ---------------       ---------------        ---------------
           41,474                2,028                2,543               2,099                15,737                 23,185
  ---------------      ---------------      ---------------     ---------------       ---------------        ---------------

  $     6,912,191      $     2,949,881      $     3,781,262     $     1,134,815       $    17,344,586        $    23,216,226
  ===============      ===============      ===============     ===============       ===============        ===============


  $     8,921,346      $     3,898,007      $     4,191,456     $     1,718,042       $    20,232,633        $    26,095,360
            3,000                1,500                1,000                 500                 4,520                 10,500
           15,711                   59                 (605)                 --               (13,912)                15,795

         (133,043)            (226,128)             (20,571)           (225,397)           (1,629,234)            (1,624,448)

       (1,894,823)            (723,557)            (390,018)           (358,330)           (1,249,421)            (1,280,981)
  ---------------      ---------------      ---------------     ---------------       ---------------        ---------------

  $     6,912,191      $     2,949,881      $     3,781,262     $     1,134,815       $    17,344,586        $    23,216,226
  ===============      ===============      ===============     ===============       ===============        ===============

  $         23.04      $         19.67      $         37.81     $         22.70       $         38.37        $         22.11
  ===============      ===============      ===============     ===============       ===============        ===============


          300,002              150,002              100,002              50,002               452,000              1,050,002
  ===============      ===============      ===============     ===============       ===============        ===============

  $     8,800,343      $     3,675,285      $     4,160,919     $     1,495,244       $    18,497,991        $    24,307,710
  ===============      ===============      ===============     ===============       ===============        ===============

  $        28,992      $            --      $            --     $            --       $        (6,312)       $       114,028
  ===============      ===============      ===============     ===============       ===============        ===============


                See Notes to Financial Statements                        Page 51


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF OPERATIONS
FOR THE PERIOD APRIL 18, 2011 (a) THROUGH DECEMBER 31, 2011

                                                                         FIRST TRUST
                                                                         ASIA PACIFIC        FIRST TRUST          FIRST TRUST
                                                                           EX-JAPAN             EUROPE           LATIN AMERICA
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                      ------------------  ------------------  -----------------

INVESTMENT INCOME:
Dividends...........................................................    $       45,621      $       81,000      $       96,119
Interest............................................................                --                  --                  --
Foreign tax withholding.............................................              (617)            (10,640)             (5,540)
                                                                        --------------      --------------      --------------
      Total investment income.......................................            45,004              70,360              90,579
                                                                        --------------      --------------      --------------

EXPENSES:
Investment advisory fees............................................            14,980              15,600              15,167
Other ..............................................................                --                   1                  85
                                                                        --------------      --------------      --------------
      Total expenses................................................            14,980              15,601              15,252
                                                                        --------------      --------------      --------------
NET INVESTMENT INCOME (LOSS)........................................            30,024              54,759              75,327
                                                                        --------------      --------------      --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................          (386,732)           (358,868)           (306,041)
      In-kind redemptions...........................................                --                  --                  --
      Foreign currency transactions.................................             1,769              (4,467)            (19,017)
                                                                        --------------      --------------      --------------
Net realized gain (loss)............................................          (384,963)           (363,335)           (325,058)
                                                                        --------------      --------------      --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...................................................          (293,796)           (261,441)           (294,049)
      Foreign currency translation..................................                 1                (275)                (54)
                                                                        --------------      --------------      --------------
Net change in unrealized appreciation (depreciation)................          (293,795)           (261,716)           (294,103)
                                                                        --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................          (678,758)           (625,051)           (619,161)
                                                                        --------------      --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS...............................................    $     (648,734)     $     (570,292)     $     (543,834)
                                                                        ==============      ==============      ==============


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust Developed Markets Ex-U.S. AlphaDEX(R) Fund on April 7, 2011 in order to establish the Trust and seeded each of the other Funds on April 14, 2011.


Page 52                See Notes to Financial Statements


                                                                                           FIRST TRUST          FIRST TRUST
      FIRST TRUST           FIRST TRUST          FIRST TRUST         FIRST TRUST            DEVELOPED            EMERGING
        BRAZIL                 CHINA                JAPAN            SOUTH KOREA          MARKETS EX-US           MARKETS
    ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND      ALPHADEX(R) FUND
   -----------------    ------------------   ------------------   ------------------   ------------------    ------------------


    $        177,634     $         66,467      $        42,880     $          8,663     $        152,617      $        307,377
                  --                   --                   --                   --                  111                    --
             (10,208)              (3,026)              (3,002)              (1,433)             (12,023)              (39,524)
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
             167,426               63,441               39,878                7,230              140,705               267,853
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------


              38,162               15,089               22,587               11,965               53,236                55,078
                  --                   --                   --                   --                    1                     3
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
              38,162               15,089               22,587               11,965               53,237                55,081
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
             129,264               48,352               17,291               (4,735)              87,468               212,772
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------



            (133,043)            (226,128)             (15,707)            (225,397)          (1,610,070)           (1,624,448)
                  --                   --              222,723              (12,554)            (221,839)                   --
             (27,392)                (112)                 147               11,419              (16,567)              (27,372)
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
            (160,435)            (226,240)             207,163             (226,532)          (1,848,476)           (1,651,820)
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------

          (1,894,720)            (723,557)            (390,049)            (358,330)          (1,249,326)           (1,279,250)
                (103)                  --                   31                   --                  (95)               (1,731)
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
          (1,894,823)            (723,557)            (390,018)            (358,330)          (1,249,421)           (1,280,981)
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
          (2,055,258)            (949,797)            (182,855)            (584,862)          (3,097,897)           (2,932,801)
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------

    $     (1,925,994)    $       (901,445)     $      (165,564)    $       (589,597)    $     (3,010,429)     $     (2,720,029)
    ================     ================      ===============     ================     ================      ================


                See Notes to Financial Statements                        Page 53


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD APRIL 18, 2011 (a) THROUGH DECEMBER 31, 2011

                                                                         FIRST TRUST
                                                                        ASIA PACIFIC          FIRST TRUST         FIRST TRUST
                                                                          EX-JAPAN              EUROPE           LATIN AMERICA
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                      ------------------  ------------------  ------------------

INVESTMENT INCOME:
      Net investment income (loss)..................................    $       30,024      $       54,759      $       75,327
      Net realized gain (loss)......................................          (384,963)           (363,335)           (325,058)
      Net change in unrealized appreciation (depreciation)..........          (293,795)           (261,716)           (294,103)
                                                                        --------------      --------------      --------------
      Net increase (decrease) in net assets resulting from operations         (648,734)           (570,292)           (543,834)
                                                                        --------------      --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.........................................           (36,758)            (50,951)            (58,541)
      Net realized gain.............................................                --                  --                  --
      Return of capital.............................................           (12,643)                 --                  --
                                                                        --------------      --------------      --------------
      Total distributions to shareholders...........................           (49,401)            (50,951)            (58,541)
                                                                        --------------      --------------      --------------

SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold.....................................         2,985,907           6,020,290           3,026,337
      Cost of shares redeemed.......................................                --                  --                  --
                                                                        --------------      --------------      --------------
      Net increase (decrease) in net assets resulting from
         shareholder transactions...................................         2,985,907           6,020,290           3,026,337
                                                                        --------------      --------------      --------------
      Total increase (decrease) in net assets.......................         2,287,772           5,399,047           2,423,962

NET ASSETS:
      Beginning of period...........................................                --                  --                  --
                                                                        --------------      --------------      --------------
      End of period.................................................    $    2,287,772      $    5,399,047      $    2,423,962
                                                                        ==============      ==============      ==============

      Accumulated net investment income (loss) at end of period.....    $       (4,384)     $         (659)     $       (2,231)
                                                                        ==============      ==============      ==============

CAPITAL TRANSACTIONS WERE AS FOLLOWS:
      Shares outstanding, beginning of period.......................                --                  --                  --
      Shares sold...................................................           100,002             250,002             100,002
      Shares redeemed...............................................                --                  --                  --
                                                                        --------------      --------------      --------------
      Shares outstanding, end of period.............................           100,002             250,002             100,002
                                                                        ==============      ==============      ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust Developed Markets Ex-U.S. AlphaDEX(R) Fund on April 7, 2011 in order to establish the Trust and seeded each of the other Funds on April 14, 2011.


Page 54                See Notes to Financial Statements


                                                                                           FIRST TRUST          FIRST TRUST
      FIRST TRUST           FIRST TRUST          FIRST TRUST         FIRST TRUST            DEVELOPED            EMERGING
        BRAZIL                 CHINA                JAPAN            SOUTH KOREA          MARKETS EX-US           MARKETS
    ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND      ALPHADEX(R) FUND
   -----------------    ------------------   ------------------   ------------------   ------------------    ------------------


    $        129,264     $         48,352     $         17,291     $         (4,735)    $         87,468      $        212,772
            (160,435)            (226,240)             207,163             (226,532)          (1,848,476)           (1,651,820)
          (1,894,823)            (723,557)            (390,018)            (358,330)          (1,249,421)           (1,280,981)
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------
          (1,925,994)            (901,445)            (165,564)            (589,597)          (3,010,429)           (2,720,029)
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------


             (86,161)             (48,181)             (22,964)              (6,684)             (84,846)             (169,605)
                  --                   --                   --                   --                   --                    --
                  --                   --                 (136)             (21,997)             (35,257)                   --
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------
             (86,161)             (48,181)             (23,100)             (28,681)            (120,103)             (169,605)
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------


           8,924,346            3,899,507            6,166,499            3,043,013           22,531,088            26,105,860
                  --                   --           (2,196,573)          (1,289,920)          (2,055,970)                   --
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------

           8,924,346            3,899,507            3,969,926            1,753,093           20,475,118            26,105,860
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------
           6,912,191            2,949,881            3,781,262            1,134,815           17,344,586            23,216,226


                  --                   --                   --                   --                   --                    --
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------
    $      6,912,191     $      2,949,881     $      3,781,262     $      1,134,815     $     17,344,586      $     23,216,226
    ================     ================     ================     ================     ================      ================
    $         15,711     $             59     $           (605)    $             --     $        (13,912)     $         15,795
    ================     ================     ================     ================     ================      ================


                  --                   --                   --                   --                   --                    --
             300,002              150,002              150,002              100,002              502,000             1,050,002
                  --                   --              (50,000)             (50,000)             (50,000)                   --
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------
             300,002              150,002              100,002               50,002              452,000             1,050,002
    ================     ================     ================     ================     ================      ================


                See Notes to Financial Statements                        Page 55


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

                                                                       FOR THE PERIOD
                                                                     APRIL 18, 2011 (a)
                                                                           THROUGH
                                                                      DECEMBER 31, 2011
                                                                     -------------------

Net asset value, beginning of period                                       $    29.83
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.30
Net realized and unrealized gain (loss)                                         (6.76)
                                                                           ----------
Total from investment operations                                                (6.46)
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.36)
Return of capital                                                               (0.13)
                                                                           ----------
Total from distributions                                                        (0.49)
                                                                           ----------
Net asset value, end of period                                             $    22.88
                                                                           ==========
TOTAL RETURN (b)                                                               (21.78)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    2,288
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      1.60% (c)
Portfolio turnover rate (d)                                                        49%



FIRST TRUST EUROPE ALPHADEX(R) FUND

                                                                       FOR THE PERIOD
                                                                     APRIL 18, 2011 (a)
                                                                           THROUGH
                                                                      DECEMBER 31, 2011
                                                                     -------------------

Net asset value, beginning of period                                       $    29.10
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.51
Net realized and unrealized gain (loss)                                         (7.52)
                                                                           ----------
Total from investment operations                                                (7.01)
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.49)
                                                                           ----------
Net asset value, end of period                                             $    21.60
                                                                           ==========
TOTAL RETURN (b)                                                               (24.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    5,399
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      2.81% (c)
Portfolio turnover rate (d)                                                        27%


(a)  Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 56                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

                                                                       FOR THE PERIOD
                                                                     APRIL 18, 2011 (a)
                                                                           THROUGH
                                                                      DECEMBER 31, 2011
                                                                     -------------------

Net asset value, beginning of period                                       $    29.70
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.76
Net realized and unrealized gain (loss)                                         (5.63)
                                                                           ----------
Total from investment operations                                                (4.87)
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.59)
                                                                           ----------
Net asset value, end of period                                             $    24.24
                                                                           ==========
TOTAL RETURN (b)                                                               (16.41)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    2,424
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      3.97% (c)
Portfolio turnover rate (d)                                                        54%


FIRST TRUST BRAZIL ALPHADEX(R) FUND

                                                                       FOR THE PERIOD
                                                                     APRIL 18, 2011 (a)
                                                                           THROUGH
                                                                      DECEMBER 31, 2011
                                                                     -------------------

Net asset value, beginning of period                                       $    29.69
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.43
Net realized and unrealized gain (loss)                                         (6.79)
                                                                           ----------
Total from investment operations                                                (6.36)
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.29)
                                                                           ----------
Net asset value, end of period                                             $    23.04
                                                                           ==========
TOTAL RETURN (b)                                                               (21.43)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    6,912
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      2.71% (c)
Portfolio turnover rate (d)                                                        46%


(a)  Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                See Notes to Financial Statements                        Page 57


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CHINA ALPHADEX(R) FUND

                                                                       FOR THE PERIOD
                                                                     APRIL 18, 2011 (a)
                                                                           THROUGH
                                                                      DECEMBER 31, 2011
                                                                     -------------------

Net asset value, beginning of period                                       $    29.90
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.45
Net realized and unrealized gain (loss)                                        (10.23)
                                                                           ----------
Total from investment operations                                                (9.78)
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.45)
                                                                           ----------
Net asset value, end of period                                             $    19.67
                                                                           ==========
TOTAL RETURN (b)                                                               (33.08)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    2,950
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      2.56% (c)
Portfolio turnover rate (d)                                                        60%


FIRST TRUST JAPAN ALPHADEX(R) FUND

                                                                       FOR THE PERIOD
                                                                     APRIL 18, 2011 (a)
                                                                           THROUGH
                                                                      DECEMBER 31, 2011
                                                                     -------------------

Net asset value, beginning of period                                       $    39.90
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.17
Net realized and unrealized gain (loss)                                         (2.03)
                                                                           ----------
Total from investment operations                                                (1.86)
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.23)
Return of capital                                                               (0.00) (e)
                                                                           ----------
Total from distributions                                                        (0.23)
                                                                           ----------
Net asset value, end of period                                             $    37.81
                                                                           ==========
TOTAL RETURN (b)                                                                (4.66)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    3,781
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      0.61% (c)
Portfolio turnover rate (d)                                                        43%


(a)  Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)  Amount represents less than $0.01 per share.


Page 58                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

                                                                       FOR THE PERIOD
                                                                     APRIL 18, 2011 (a)
                                                                           THROUGH
                                                                      DECEMBER 31, 2011
                                                                     -------------------

Net asset value, beginning of period                                       $    30.11
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                    (0.10)
Net realized and unrealized gain (loss)                                         (6.74)
                                                                           ----------
Total from investment operations                                                (6.84)
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.13)
Return of capital                                                               (0.44)
                                                                           ----------
Total from distributions                                                        (0.57)
                                                                           ----------
Net asset value, end of period                                             $    22.70
                                                                           ==========
TOTAL RETURN (b)                                                               (22.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    1,135
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                     (0.32)% (c)
Portfolio turnover rate (d)                                                       123%


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

                                                                       FOR THE PERIOD
                                                                     APRIL 18, 2011 (a)
                                                                           THROUGH
                                                                      DECEMBER 31, 2011
                                                                     -------------------

Net asset value, beginning of period                                       $    49.13
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.50
Net realized and unrealized gain (loss)                                        (10.69)
                                                                           ----------
Total from investment operations                                               (10.19)
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.42)
Return of capital                                                               (0.15)
                                                                           ----------
Total from distributions                                                        (0.57)
                                                                           ----------
Net asset value, end of period                                             $    38.37
                                                                           ==========
TOTAL RETURN (b)                                                               (20.92)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $   17,345
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      1.31% (c)
Portfolio turnover rate (d)                                                        67%


(a)  Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                See Notes to Financial Statements                        Page 59


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

                                                                       FOR THE PERIOD
                                                                     APRIL 18, 2011 (a)
                                                                           THROUGH
                                                                      DECEMBER 31, 2011
                                                                     -------------------

Net asset value, beginning of period                                       $    29.05
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.25
Net realized and unrealized gain (loss)                                         (6.98)
                                                                           ----------
Total from investment operations                                                (6.73)
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.21)
                                                                           ----------
Net asset value, end of period                                             $    22.11
                                                                           ==========
TOTAL RETURN (b)                                                               (23.22)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $   23,216
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      3.09% (c)
Portfolio turnover rate (d)                                                        56%


(a)  Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 60                See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2011


1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds:

     First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FPA")
     First Trust Europe AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FEP")
     First Trust Latin America AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FLN")
     First Trust Brazil AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FBZ")
     First Trust China AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FCA")
     First Trust Japan AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FJP")
     First Trust South Korea AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FKO")
     First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (NYSE Arca, Inc.  ticker "FDT")
     First Trust Emerging Markets AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FEM")

Each fund represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind or in certain instances for cash for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                    INDEX
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund      Defined Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX(R) Fund                     Defined Europe Index
First Trust Latin America AlphaDEX(R) Fund              Defined Latin America Index
First Trust Brazil AlphaDEX(R) Fund                     Defined Brazil Index
First Trust China AlphaDEX(R) Fund                      Defined China Index
First Trust Japan AlphaDEX(R) Fund                      Defined Japan Index
First Trust South Korea AlphaDEX(R) Fund                Defined South Korea Index
First Trust Developed Markets Ex-US AlphaDEX(R) Fund    Defined Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX(R) Fund           Defined Emerging Markets Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

      Portfolio securities listed on any exchange other than the NASDAQ(R) Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day.

      Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2011


      Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price in the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

      Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including the use of a factor provided by a pricing service in situations where there has been a change in value between the foreign markets close and the NYSE close that exceeds a certain threshold. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

          o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

              o  Quoted prices for similar securities in active markets.

              o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

              o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

              o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of December 31, 2011, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Brazilian Imposto sobre Operacoes Financeiras ("IOF") tax of $41,835 for FLN, $170,439 for FBZ and $39,085 for FEM have been included in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2011


C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid semi-annually or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the period ended December 31, 2011 was as follows:

                                                                     Distributions      Distributions        Distributions
                                                                       paid from          paid from            paid from
                                                                       Ordinary            Capital             Return of
                                                                        Income              Gains               Capital
                                                                    ---------------    ---------------      ---------------

First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                   $      36,758      $          --        $      12,643
First Trust Europe AlphaDEX(R) Fund                                         50,951                 --                   --
First Trust Latin America AlphaDEX(R) Fund                                  58,541                 --                   --
First Trust Brazil AlphaDEX(R) Fund                                         86,161                 --                   --
First Trust China AlphaDEX(R) Fund                                          48,181                 --                   --
First Trust Japan AlphaDEX(R) Fund                                          22,964                 --                  136
First Trust South Korea AlphaDEX(R) Fund                                     6,684                 --               21,997
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                        84,846                 --               35,257
First Trust Emerging Markets AlphaDEX(R) Fund                              169,605                 --                   --

As of December 31, 2011, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated              Net
                                                                     Undistributed       Capital and          Unrealized
                                                                       Ordinary             Other            Appreciation
                                                                        Income           Gain (Loss)        (Depreciation)
                                                                    ---------------    ---------------      ---------------

First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                   $          --      $    (388,367)       $    (297,125)
First Trust Europe AlphaDEX(R) Fund                                          6,664           (357,737)            (270,170)
First Trust Latin America AlphaDEX(R) Fund                                   3,603           (311,875)            (294,103)
First Trust Brazil AlphaDEX(R) Fund                                         17,489            (92,002)          (1,937,642)
First Trust China AlphaDEX(R) Fund                                              59           (222,209)            (727,476)
First Trust Japan AlphaDEX(R) Fund                                              --            (20,883)            (390,311)
First Trust South Korea AlphaDEX(R) Fund                                        --           (221,450)            (362,277)
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                            --         (1,578,149)          (1,314,418)
First Trust Emerging Markets AlphaDEX(R) Fund                               26,134         (1,581,484)          (1,334,284)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2011


E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98.2% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Tax year ended 2011 remains open to federal and state audit. As of December 31, 2011, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At December 31, 2011, for federal income tax purposes, each Fund has capital loss carryforwards available that are shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryfowards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                                 Capital Loss
                                                                   Available
                                                                --------------

First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund               $     383,983
First Trust Europe AlphaDEX(R) Fund                                    357,737
First Trust Latin America AlphaDEX(R) Fund                             306,041
First Trust Brazil AlphaDEX(R) Fund                                     90,224
First Trust China AlphaDEX(R) Fund                                     222,209
First Trust Japan AlphaDEX(R) Fund                                      20,278
First Trust South Korea AlphaDEX(R) Fund                               221,450
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                 1,571,553
First Trust Emerging Markets AlphaDEX(R) Fund                        1,571,145


Certain losses realized during the current fiscal year may be deferred and treated as occuring on the first day of the following fiscal year for Federal income tax purposes. For the fiscal year ended December 31, 2011, the following Funds listed below incurred and elected to defer net ordinary losses as follows:

                                                                Ordinary Losses
                                                                ---------------

First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund               $    4,384
First Trust Europe AlphaDEX(R) Fund                                      --
First Trust Latin America AlphaDEX(R) Fund                            5,834
First Trust Brazil AlphaDEX(R) Fund                                   1,778
First Trust China AlphaDEX(R) Fund                                       --
First Trust Japan AlphaDEX(R) Fund                                      605
First Trust South Korea AlphaDEX(R) Fund                                 --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                  6,596
First Trust Emerging Markets AlphaDEX(R) Fund                        10,339

In order to present paid-in capital and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments on realization of foreign currency gains (losses) and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the period ended December 31, 2011, the adjustments for each Fund were as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2011


                                                                                         Accumulated
                                                                      Accumulated       Net Realized
                                                                    Net Investment     Gain (Loss) on           Paid-in
                                                                     Income (Loss)       Investments            Capital
                                                                   ----------------   ----------------        -----------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                  $      2,350        $    (2,350)          $        --
First Trust Europe AlphaDEX(R) Fund                                       (4,467)             4,467                    --
First Trust Latin America AlphaDEX(R) Fund                               (19,017)            19,017                    --
First Trust Brazil AlphaDEX(R) Fund                                      (27,392)            27,392                    --
First Trust China AlphaDEX(R) Fund                                          (112)               112                    --
First Trust Japan AlphaDEX(R) Fund                                         5,068           (227,734)              222,666
First Trust South Korea AlphaDEX(R) Fund                                  11,419              1,135               (12,554)
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                     (16,534)           219,242              (202,708)
First Trust Emerging Markets AlphaDEX(R) Fund                            (27,372)            27,372                    --

F. EXPENSES
Expenses that are directly related to one of the Funds, except for the exclusions identified below, are charged to First Trust Advisors L.P. ("First Trust" or the "Advisor") pursuant to the Investment Management Agreement. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund. Other expenses (distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses) are paid by each respective Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Standard & Poor's Financial Services LLC ("Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

G. ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and it is therefore not effective for the current fiscal year. Management is currently evaluating the impact of the updated standards on the Funds' financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.80% of each Fund's average daily net assets. First Trust is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding distribution fees, if any, brokerage expenses, taxes, interest, and other extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is included in the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the servicing agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BBH is responsible for custody of the Trust's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BBH is responsible for performing transfer agency services for the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2011


Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee is paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and allocated equally among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2011, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                  Purchases            Sales
                                                                                -------------      -------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                              $   2,178,978      $   1,318,910
First Trust Europe AlphaDEX(R) Fund                                                   825,487          1,484,481
First Trust Latin America AlphaDEX(R) Fund                                          4,135,062          1,461,188
First Trust Brazil AlphaDEX(R) Fund                                                12,106,687          3,173,302
First Trust China AlphaDEX(R) Fund                                                  1,631,890          1,628,485
First Trust Japan AlphaDEX(R) Fund                                                  1,793,816          1,721,948
First Trust South Korea AlphaDEX(R) Fund                                            4,223,201          2,544,263
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                                8,899,413          6,676,934
First Trust Emerging Markets AlphaDEX(R) Fund                                      15,335,539          5,902,775

For the period ended December 31, 2011, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                  Purchases            Sales
                                                                                -------------      -------------

First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                              $   2,108,535      $          --
First Trust Europe AlphaDEX(R) Fund                                                 6,636,525                 --
First Trust Latin America AlphaDEX(R) Fund                                            348,354                 --
First Trust Brazil AlphaDEX(R) Fund                                                        --                 --
First Trust China AlphaDEX(R) Fund                                                  3,898,009                 --
First Trust Japan AlphaDEX(R) Fund                                                  6,040,820          2,158,784
First Trust South Korea AlphaDEX(R) Fund                                              122,855             68,599
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                               19,994,424          1,886,998
First Trust Emerging Markets AlphaDEX(R) Fund                                      16,518,186                 --


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make/receive a cash payment referred to as the "Cash Component," and/or (ii) cash in lieu of all or a portion of the Deposit Securities. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2011


The Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                                  Creation          Redemption
                                                                                 Transaction        Transaction
                                                                                    Fees               Fees
                                                                                -------------      -------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                              $    3,500         $    3,500
First Trust Europe AlphaDEX(R) Fund                                                  4,000              4,000
First Trust Latin America AlphaDEX(R) Fund                                           2,500              2,500
First Trust Brazil AlphaDEX(R) Fund                                                  2,500              2,500
First Trust China AlphaDEX(R) Fund                                                   2,000              2,000
First Trust Japan AlphaDEX(R) Fund                                                   1,000              1,000
First Trust South Korea AlphaDEX(R) Fund                                             1,500              1,500
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                                 5,500              5,500
First Trust Emerging Markets AlphaDEX(R) Fund                                        7,000              7,000

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 19, 2012.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

Effective January 1, 2012, each Independent Trustee will be paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer will be allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee will be paid $15,000 annually, the Chairman of the Audit Committee will be paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee will be paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees continue to be reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee continue to receive no compensation from the Funds for acting in such capacities.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Trust. He will continue as a Trustee, the Chairman of the Board and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Funds.

On January 23, 2012, the Board of Trustees approved a change to quarterly dividends for each of the Funds. This change will be effective with the filing of each Fund's annual Form N-1A prospectus update in April 2012.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2011


On February 15 and 16, 2012, nine additional series of the Trust began trading on the NYSE Arca. They are as follows:

       First Trust Germany AlphaDEX(R) Fund - (ticker "FGM")
       First Trust Canada AlphaDEX(R) Fund - (ticker "FCAN")
       First Trust Australis AlphaDEX(R) Fund - (ticker "FAUS")
       First Trust United Kingdom AlphaDEX(R) Fund - (ticker "FKU")
       First Trust Taiwan AlphaDEX(R) Fund - (ticker "FTW")
       First Trust Hong Kong AlphaDEX(R) Fund - (ticker "FHK")
       First Trust Switzerland AlphaDEX(R) Fund - (ticker "FSZ")
       First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund -  (ticker "FDTS")
       First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (ticker "FEMS")

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II:

We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded AlphaDEX(R) Fund II, comprised of First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund (collectively, the "Funds"), including the portfolios of investments, as of December 31, 2011 and the related statements of operations, changes in net assets, and the financial highlights for the periods presented through December 31, 2011. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the Funds' custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the First Trust Exchange-Traded AlphaDEX(R) Fund II as of December 31, 2011, and the results of their operations, changes in their net assets, and the financial highlights for the periods presented through December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP


Chicago, Illinois
February 27, 2012

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2011 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2011, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                    Dividends Received Deduction
                                                    ----------------------------

First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund              0.00%
First Trust Europe AlphaDEX(R) Fund                             0.00%
First Trust Latin America AlphaDEX(R) Fund                      0.00%
First Trust Brazil AlphaDEX(R) Fund                             0.00%
First Trust China AlphaDEX(R) Fund                              0.00%
First Trust Japan AlphaDEX(R) Fund                              0.00%
First Trust South Korea AlphaDEX(R) Fund                        0.00%
First Trust Developed Markets Ex-US AlphaDEX(R) Fund            0.00%
First Trust Emerging Markets AlphaDEX(R) Fund                   0.00%

For the taxable year ended December 31, 2011, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                     Qualified Dividend Income
                                                    ----------------------------

First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund             19.57%
First Trust Europe AlphaDEX(R) Fund                           100.00%
First Trust Latin America AlphaDEX(R) Fund                     27.08%
First Trust Brazil AlphaDEX(R) Fund                             0.00%
First Trust China AlphaDEX(R) Fund                             85.46%
First Trust Japan AlphaDEX(R) Fund                            100.00%
First Trust South Korea AlphaDEX(R) Fund                      100.00%
First Trust Developed Markets Ex-US AlphaDEX(R) Fund          100.00%
First Trust Emerging Markets AlphaDEX(R) Fund                  59.45%

The following Funds meet the requirements of Section 853 of the Internal Revenue Code and elect to pass through to their shareholders credit for foreign taxes paid. The total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                  Gross Foreign Income               Gross Foreign Taxes
                                                             ------------------------------    ------------------------------
                                                                 Amount        Per Share           Amount        Per Share
                                                             ------------------------------    ------------------------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund             $  45,621       $   0.46         $     433       $   0.00*
First Trust Europe AlphaDEX(R) Fund                               81,000           0.32            10,056           0.06
First Trust Latin America AlphaDEX(R) Fund                        96,119           0.96             5,540           0.06
First Trust Brazil AlphaDEX(R) Fund                              177,634           0.59            10,208           0.03
First Trust China AlphaDEX(R) Fund                                66,467           0.44             2,706           0.02
First Trust Japan AlphaDEX(R) Fund                                42,880           0.43             3,002           0.03
First Trust South Korea AlphaDEX(R) Fund                           8,663           0.17             1,433           0.03
First Trust Developed Markets Ex-US AlphaDEX(R) Fund             152,617           0.34            11,136           0.04
First Trust Emerging Markets AlphaDEX(R) Fund                    307,377           0.29            34,893           0.06

* Amount is less than $0.01.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2011 (UNAUDITED)


                             LICENSING INFORMATION

Each equity index that each of the Funds seeks to track (collectively, the "Indices") is compiled by Standard & Poor's Financial Services LLC ("S&P"). S&P is not affiliated with the Funds, First Trust Portfolios L.P. ("FTP"), or First Trust Advisors L.P. ("First Trust"). The Funds are entitled to use each S&P equity index pursuant to sublicensing arrangements by and among each applicable Fund, S&P, First Trust and FTP, which in turn has a licensing agreement with S&P.

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

FTP has licensed to S&P, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the S&P's creation of the Defined Index Series. A patent application with respect to the AlphaDEX(R) stock selection method is pending at the United States Patent and Trademark Office.

Notwithstanding such license, S&P is solely responsible for the creation, compilation and administration of the Defined Index Series and has the exclusive right to determine the stocks included in the Indices and the Indices' methodologies. S&P freely exercises discretion in using the AlphaDEX(R) methodology to select individual stocks for the Index.

The AlphaDEX(R) Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Funds particularly or the ability of the Defined Index Series to track general stock market performance or a segment of the same. S&P's publication of the Defined Index Series in no way suggests or implies an opinion by S&P as to the advisability of investment in any or all of the securities upon which the Defined Index Series is based. S&P's only relationship to FTP is the licensing of certain trademarks and trade names of S&P and of the Defined Index Series, which is determined, composed and calculated by S&P without regard to FTP or the AlphaDEX(R) Funds. S&P is not responsible for and has not reviewed the AlphaDEX(R) Funds nor any associated literature or publications and S&P makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. S&P reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Defined Index Series. S&P has no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Funds.

S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS DO NOT GUARANTEE THE ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN AND S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, DELAYS OR INTERRUPTIONS THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FTP, INVESTORS, OWNERS OF THE ALPHADEX(R) FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2011 (UNAUDITED)


Each Fund's respective statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                     TERM OF OFFICE                                            THE FIRST TRUST       OTHER
    NAME, ADDRESS,                   AND YEAR FIRST                                             FUND COMPLEX    TRUSTEESHIPS OR
   DATE OF BIRTH AND                   ELECTED OR               PRINCIPAL OCCUPATIONS            OVERSEEN BY     DIRECTORSHIPS
POSITION WITH THE TRUST                 APPOINTED                DURING PAST 5 YEARS               TRUSTEE      HELD BY TRUSTEE

-----------------------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

Richard E. Erickson, Trustee         o Indefinite Term          Physician; President, Wheaton         82        None
c/o First Trust Advisors L.P.                                   Orthopedics; Co-Owner and
120 East Liberty Drive,              o  Since Inception         Co-Director (January 1996 to
  Suite 400                                                     May 2007), Sports Med Center
Wheaton, IL 60187                                               for Fitness; Limited Partner,
D.O.B.: 04/51                                                   Gundersen Real Estate Limited
                                                                Partnership; Member, Sportsmed
                                                                LLC

Thomas R. Kadlec, Trustee            o Indefinite Term          President (March 2010 to              82        Director of ADM
c/o First Trust Advisors L.P.                                   Present), Senior Vice                           Investor Services,
120 East Liberty Drive,              o  Since Inception         President and Chief Financial                   Inc. and ADM
  Suite 400                                                     Officer (May 2007 to March                      Investor Services,
Wheaton, IL 60187                                               2010), Vice President and                       International
D.O.B.: 11/57                                                   Chief Financial Officer (1990
                                                                to May 2007), ADM Investor
                                                                Services, Inc. (Futures
                                                                Commission Merchant)

Robert F. Keith, Trustee             o  Indefinite Term         President (2003 to Present),          82        Director of Trust
c/o First Trust Advisors L.P.                                   Hibs Enterprises (Financial                     Company of
120 East Liberty Drive,              o  Since Inception         and Management Consulting)                      Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee             o Indefinite Term          President (June 2002 to               82        Director of
c/o First Trust Advisors L.P.                                   Present), Covenant College                      Covenant
120 East Liberty Drive,              o  Since Inception                                                         Transport Inc.
  Suite 400
Wheaton, IL 60187
D.O.B.: 03/54

-----------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,          o  Indefinite Term         Chief Executive Officer               82        None
President, Chairman of the Board                                (December 2010 to Present),
   and CEO                                                      President, (until December
120 East Liberty Drive,                                         2010), First Trust Advisors
  Suite 400                                                     L.P. and First Trust
Wheaton, IL 60187                    o  Since Inception         Portfolios L.P.; Chairman of
D.O.B.: 09/55                                                   the Board of Directors,
                                                                BondWave LLC (Software
                                                                Development Company/
                                                                Investment Advisor) and
                                                                Stonebridge Advisors LLC
                                                                (Investment Advisor)


--------------------
1 Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2011 (UNAUDITED)


                        POSITION AND                 TERM OF OFFICE
     NAME, ADDRESS         OFFICES                    AND LENGTH OF          PRINCIPAL OCCUPATIONS
   AND DATE OF BIRTH     WITH TRUST                      SERVICE              DURING PAST 5 YEARS

------------------------------------------------------------------------------------------------------------------------------------
                                             OFFICERS WHO ARE NOT TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------

Mark R. Bradley         Treasurer, Chief Financial   o  Indefinite Term      Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,   Officer and Chief                                    and Chief Financial Officer, First Trust Advisors
   Suite 400            Accounting Officer           o  Since Inception      L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                            Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                Company/Investment Advisor) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Erin E. Chapman         Assistant Secretary          o  Indefinite Term      Assistant General Counsel (October 2007 to
120 E. Liberty Drive,                                                        Present), Associate Counsel (March 2006 to October
   Suite 400                                         o  Since Inception      2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                            Portfolios L.P.; Associate Attorney (November 2003
D.O.B.: 08/76                                                                to March 2006), Doyle & Bolotin, Ltd.

James M. Dykas          Assistant Treasurer          o  Indefinite Term      Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,                                                        President (April 2007 to Present), Vice President
   Suite 400                                         o  Since Inception      (January 2005 to April 2007), First Trust Advisors
Wheaton, IL 60187                                                            L.P. and First Trust Portfolios L.P.
D.O.B.: 01/66

Roseanne Gatta          Assistant Secretary          o  Indefinite Term      Board Liaison Associate (July 2010 to Present), First
120 E. Liberty Drive,                                                        Trust Advisors L.P. and First Trust Portfolios L.P.;
   Suite 400                                         o  Since Inception      Assistant Vice President (February 2001 to July
Wheaton, IL 60187                                                            2010), PNC Global Investment Servicing
D.O.B.: 07/55

W. Scott Jardine        Secretary                    o  Indefinite Term      General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,                                                        Trust Portfolios L.P.; Secretary, BondWave LLC
   Suite 400                                         o  Since Inception      (Software Development Company/Investment
Wheaton, IL 60187                                                            Advisor) and Stonebridge Advisors LLC
D.O.B.: 05/60                                                                (Investment Advisor)

Daniel J. Lindquist     Vice President               o  Indefinite Term      Senior Vice President (September 2005 to
120 E. Liberty Drive,                                                        Present), Vice President (April 2004 to September
   Suite 400                                         o  Since Inception      2005), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                            Portfolios L.P.
D.O.B.: 02/70

Coleen D. Lynch         Assistant Vice President     o  Indefinite Term      Assistant Vice President (January 2008 to Present),
120 E. Liberty Drive,                                                        First Trust Advisors L.P. and First Trust Portfolios
   Suite 400                                         o  Since Inception      L.P.; Vice President (May 1998 to January 2008),
Wheaton, IL 60187                                                            Van Kampen Asset Management and Morgan
D.O.B.: 07/58                                                                Stanley Investment Management

Kristi A. Maher         Assistant Secretary and      o  Indefinite Term      Deputy General Counsel (May 2007 to Present),
120 E. Liberty Drive,   Chief Compliance Officer     o  Assistant Secretary  Assistant General Counsel (March 2004 to May
   Suite 400                                            Since Inception      2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                    o  Chief Compliance     Portfolios L.P.
D.O.B.: 12/66                                           Officer Since
                                                        Inception

Roger F. Testin         Vice President               o  Indefinite Term      Senior Vice President (November 2003 to Present),
120 E. Liberty Drive,                                                        Vice President (August 2001 to November 2003),
   Suite 400                                         o  Since Inception      First Trust Advisors L. P. and First Trust Portfolios
Wheaton, IL 60187                                                            L.P.
D.O.B.: 06/66

Stan Ueland             Vice President               o  Indefinite Term      Vice President (August 2005 to Present), First Trust
120 E. Liberty Drive,                                                        Advisors L.P. and First Trust Portfolios L.P; Vice
   Suite 400                                         o  Since Inception      President (May 2004 to August 2005), BondWave
Wheaton, IL 60187                                                            LLC (Software Development Company/Investment
D.O.B.: 11/70                                                                Advisor)


--------------------
2 The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2011 (UNAUDITED)


RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II.

The following summarizes some of the risks that should be considered for the Funds. Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

You should anticipate that the value of each Fund's shares will decline more or less in correlation with any decline in the value of the Fund's corresponding Index.

Each Fund's return may not match the return of the Fund's corresponding Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Fund's corresponding Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Fund's corresponding Index or the ratios between the securities included in the Index.

Each Fund is exposed to additional market risk due to the Funds' policy of investing principally in the securities included in each Fund's corresponding Index. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Fund's corresponding Index.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Funds is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

The Funds rely on a license with the Index Provider that permits the Funds to use the Index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Funds. Such license may be terminated by the Index Provider and, as a result, the Funds may lose their ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust for use by the Funds. Accordingly in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Funds.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of


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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2011 (UNAUDITED)


securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Each Fund may invest in Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

The Funds are not actively managed. The Funds invests in securities included in or representative of its Index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is subject to the risk of inflation, which is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because each Fund's NAV is determined on the basis of U.S. dollars and the Funds invest in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain of the Funds currently intend to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in such a Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the Fund level. Because certain of the Funds currently intend to effect a significant portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gains on these sales by such a Fund will generally cause the Fund to recognize gains it might not otherwise have recognized, or to recognize such gains sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Such Funds generally intend to distribute these gains to shareholders to avoid being taxed on these gains at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. Brazil may also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund's shares than for more conventional exchange-traded funds.

The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund invests in securities issued by companies operating in the Asia Pacific region. The Fund is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region. The Fund invests heavily in companies operating in South Korea and Hong Kong. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. Hong Kong companies are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2011 (UNAUDITED)


The First Trust Europe AlphaDEX(R) Fund invests in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In addition, the continued implementation of the EU provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the region and their effect on securities issued by European companies impossible to predict. The European sovereign debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the European region as a whole.

The First Trust Latin America AlphaDEX(R) Fund invests in securities issued by companies operating in Latin America. The Fund is therefore subject to certain risks associated specifically with this region. The value of Fund shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption and military activity. The economies of many Latin American countries differ from the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies. The Fund invests heavily in companies operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

The First Trust Brazil AlphaDEX(R) Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

The First Trust China AlphaDEX(R) Fund may invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Therefore, H shares may be susceptible to greater price fluctuations. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Chinese securities may also be subject to greater restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like China.

The First Trust Japan AlphaDEX(R) Fund and First Trust Developed Markets Ex-US AlphaDEX(R) Fund invest in common stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2011 (UNAUDITED)


tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

The First Trust South Korea AlphaDEX(R) Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. South Korean securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like South Korea.

Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. Some of these risks may include, but are not limited to, the following: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of a Fund's investments;
(iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make distribution payments to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return. These risks may be more pronounced to the extent that a Fund invests a significant amount of its assets in companies located in one country.




      NOT FDIC INSURED         NOT BANK GUARANTEED        MAY LOSE VALUE

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PRIVACY POLICY
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2011 (UNAUDITED)


PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") value our relationship with you and consider your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

    o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

    o  Information about your transactions with us, our affiliates or others;

    o  Information we receive from your inquiries by mail, e-mail or telephone;
       and

    o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

    o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

    o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).


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Page 80




--------------------------------------------------------------------------------
FIRST TRUST


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II


--------------------------------------------------------------------------------


   INVESTMENT ADVISOR
   First Trust Advisors L.P.
   120 East Liberty Drive, Suite 400
   Wheaton, IL 60187


   ADMINISTRATOR, CUSTODIAN,
   FUND ACCOUNTANT &
   TRANSFER AGENT
   Brown Brothers Harriman & Co.
   50 Milk Street
   Boston, MA  02109


   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM
   Deloitte & Touche LLP
   111 S. Wacker Drive
   Chicago, IL  60606


   LEGAL COUNSEL
   Chapman and Cutler LLP
   111 W. Monroe Street
   Chicago, IL 60603



--------------------------------------------------------------------------------



                               [BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

     (e) Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed from Registrant's inception on April 18, 2011 through December 31, 2011 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal year were $0.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed from Registrant's inception on April 18, 2011 through December 31, 2011 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

          Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed from Registrant's inception on April 18, 2011 through December 31, 2011 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $7,000 for the Adviser and $0 for the Distributor. These were for the organizational and offering fees of the Registrant.

      (c) Tax Fees (Registrant) -- The aggregate fees billed from Registrant's inception on April 18, 2011 through December 31, 2011 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant were $0.

          Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed from Registrant's inception on April 18, 2011 through December 31, 2011 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant's investment adviser were $0.

      (d) All Other Fees (Registrant) -- The aggregate fees billed from Registrant's inception on April 18, 2011 through December 31, 2011 for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

          All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed from Registrant's inception on April 18, 2011 through December 31, 2011 for products and services provided by the principal accountant to the Registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $0.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to the de minimis exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

(e)(2) The percentage of services described in each of paragraphs (b) through
       (d) for the Registrant and the Registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                          (b)  0%

                          (c)  0%

                          (d)  0%

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant from Registrant's inception on April 18, 2011 through December 31, 2011 were $0 for the Registrant, $6,200 for the Registrant's investment adviser and $54,700 for the Registrant's Distributor.

   (h) The Registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 First Trust Exchange-Traded AlphaDEX(R) Fund II
                             -------------------------------------------------

By (Signature and Title)*    /s/ Mark R. Bradley
                             -------------------------------------------------
                             Mark R. Bradley, President and Chief Executive
                             Officer
                             (principal executive officer)


Date  February 21, 2012
      --------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Mark R. Bradley
                             -------------------------------------------------
                             Mark R. Bradley, President and Chief Executive
                             Officer
                             (principal executive officer)

Date  February 21, 2012
      --------------------



By (Signature and Title)*    /s/ James M. Dykas
                             -------------------------------------------------
                             James M. Dykas, Treasurer, Chief Financial
                             Officer and Chief Accounting Officer
                             (principal financial officer)

Date  February 21, 2012
      --------------------

* Print the name and title of each signing officer under his or her signature.